UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06692

Name of Fund: BlackRock MuniYield California Quality Fund, Inc. (MCA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Series Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 01/31/2011

Item 1 – Report to Stockholders

January 31, 2011

Semi-Annual Report (Unaudited)

BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

BlackRock MuniYield California Quality Fund, Inc. (MCA)

BlackRock MuniYield Quality Fund III, Inc. (MYI)

BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)

BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Dear Shareholder

Economic data fluctuated widely throughout 2010, but as the year drew to a close, it became clear that cyclical stimulus had beaten out structural problems as economic data releases generally became more positive and financial markets showed signs of continuing improvement. The sovereign debt crises and emerging market inflation that troubled the global economy in 2010 remain a challenge to global growth, but overall levels of uncertainty are gradually declining as the United States and the world economy are progressing from a stimulus-driven recovery into a consumption-driven expansion.

In the United States, the corporate sector has been an important area of strength and consumer spending has shown improvement, although weakness in the housing and labor markets continues to burden the economy. It is important to note that we are in the midst of the first global economic recovery that is being led by emerging economies, and the United States has only just begun its transition to a self-sustaining expansion, suggesting that economic improvements still have a way to go.

Global equity markets experienced uneven growth and high volatility over the course of 2010, but ended the year strong. Stocks continued their advance through most of January until the political unrest in Egypt and widespread discord across the Middle East caused a sharp, but temporary decline at the end of the period. US stocks outpaced most international markets over the 12-month period. Small cap stocks outperformed large caps as investors moved into higher-risk assets.

Fixed income markets saw yields trend lower over most of 2010, until the fourth quarter brought an abrupt reversal in sentiment and risk tolerance that drove yields sharply upward (pushing prices downward) through year end and into the New Year. However, on a 12-month basis, yields were lower overall and fixed income markets performed well. Conversely, the tax-exempt municipal market was dealt an additional blow as it became evident that the Build America Bond program would expire at the end of 2010. In addition, negative headlines regarding fiscal challenges faced by state and local governments damaged investor confidence and sparked additional volatility in the municipal market. These conditions began to moderate as the period came to a close and the market has shown signs of improvement in supply-and-demand technicals.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Total Returns as of January 31, 2011	6-month	12-month

US large cap equities (S&P 500 Index)	17.93%	22.19%

US small cap equities (Russell 2000 Index)	20.75	31.36

International equities (MSCI Europe, Australasia, Far East Index)	16.10	15.38

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.06	0.13

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(2.25)	5.25

US investment grade bonds (Barclays Capital US Aggregate Bond Index)	0.20	5.06

Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(2.84)	1.10

US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	8.65	15.96

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm and a unique global perspective that allows us to identify trends early and capitalize on market opportunities. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Municipal Market Overview

As of January 31, 2011

The municipal market began the period with a strong tone as rates fell (and prices rose) along with those of US Treasuries. However, the cliché of the “perfect storm” of negative events all conspired in the final months of 2010, leading to the worst quarterly performance for the municipal market since the tightening cycle of 1994. Treasury yields lost their support as concerns about the US deficit raised questions over the willingness of foreign investors to continue to purchase Treasury securities, at least at the previous historically low yields. Municipal valuations also suffered a quick and severe setback as it became evident that the Build America Bond (“BAB”) program would expire at year-end. The program had opened the taxable market to municipal issuers, which had successfully alleviated supply pressure in the traditional tax-exempt marketplace, bringing down yields in that space.

The financial media has been replete with interviews, articles and presentations advertising the stress experienced in municipal finance, resulting in a loss of confidence among retail investors who buy individual bonds or mutual funds. From the middle of November through year-end, funds specializing in tax-exempt bonds witnessed weekly outflows averaging over $2.5 billion. Long-term and high-yield funds saw the greatest redemptions, followed by state-specific funds to a lesser but still significant degree. Demand usually is strong at the beginning of the new year against a backdrop of low new-issue supply, but the mutual fund outflows continued in January, putting additional upward pressure on municipal yields. Political uncertainty surrounding the midterm elections and the approach taken by the new Congress on issues such as income tax rates and alternative minimum tax (and the previously mentioned BAB non-extension) exacerbated the situation. All these conditions, combined with the seasonal illiquidity surrounding year-end holidays and dealers closing their fiscal books, sapped willing market participation from the trading community.

As demand for municipal securities from traditional retail investors was declining and trading desk liquidity was being curtailed, there was no comparable reduction in supply. As it became evident that the BAB program would be retired, issuers rushed deals to market both in the taxable municipal space and, to a lesser degree, in the traditional tax-exempt space. This imbalance in the supply/demand technicals provided the classic market action, leading to wider quality spreads and higher bond yields. The municipal curve steepened as the issuance was concentrated in longer (greater than 20-year) maturities. Curve steepening that began in October accelerated in November, spurred on by Treasury weakness, heavy supply and record outflows. As measured by Thomson Municipal Market Data, AAA-rated municipals rose nearly 82 basis points (“bps”) for maturities 25 years and longer from July 31, 2010, to January 31, 2011. The spread between two-year and 30-year maturities widened from 360 bps to 406 bps over the period.

The fundamental picture for municipalities will be subject to scrutiny for months to come, as the challenges to state and local budgets are real and need to be addressed with significant cuts to expenses and tax revenue increases. The debates around austerity measures needed to succeed in balancing these budgets are not over whether action needs to be taken, but over degree, approach and political will to accomplish these needs. The attention shone upon municipal finance has the potential to improve this market for the future if these efforts result in greater means toward disclosure and accuracy (and timeliness) of reporting. Early tests to judge progress will come soon as California, Illinois and Puerto Rico need to take austerity measures and access financing in the municipal market to address relatively immediate fiscal imbalances. BlackRock favors a more constructive outlook for the municipal market heading into 2011 as the typical, and this year particularly atypical, weakness passes.

4	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Fund Summary as of January 31, 2011	BlackRock MuniHoldings Quality Fund II, Inc.

Fund Overview

Effective November 9, 2010, BlackRock MuniHoldings Insured Fund II, Inc. changed its name to BlackRock MuniHoldings Quality Fund II, Inc.

BlackRock MuniHoldings Quality Fund II, Inc.’s (MUE) (the “Fund”) investment objective is to provide shareholders with current income exempt from federal income taxes. The Fund seeks to achieve its investment objective by investing primarily in long-term, investment grade municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax). Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations with remaining maturities of one year or more at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

Effective November 9, 2010, the Fund’s investment policy was changed by the removal of the insurance investment policy that required at least 80% of Fund assets to be invested in insured municipal securities. Accordingly, the Fund was moved from the Lipper Insured Municipal Debt Funds (Leveraged) category into the Lipper General Municipal Debt Funds (Leveraged) category. For the six months ended January 31, 2011, the Fund returned (15.50)% based on market price and (8.08)% based on net asset value (“NAV”). For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of (8.46)% based on market price and (6.45)% based on NAV, while the closed-end Lipper Insured Municipal Debt Funds (Leveraged) category posted an average return of (11.13)% based on market price and (6.92)% based on NAV. All returns reflect reinvestment of dividends. The Fund moved from a premium to NAV to a discount by period-end, which accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. The Fund’s exposure to longer-duration and longer-maturity bonds detracted from performance as the long end of the yield curve steepened during the period. Conversely, the Fund’s exposure to the housing sector contributed to performance as the sector was one of the municipal market’s better performers. Additionally, the Fund’s exposure to shorter-duration bonds and premium coupon bonds (6% or higher) benefited performance in the rising interest rate environment of the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on New York Stock Exchange (“NYSE”)	MUE
Initial Offering Date	February 26, 1999
Yield on Closing Market Price as of January 31, 2011 ($11.65)[1]	7.57%
Tax Equivalent Yield[2]	11.65%
Current Monthly Distribution per Common Share[3]	$0.0735
Current Annualized Distribution per Common Share[3]	$0.8820
Leverage as of January 31, 2011[4]	42%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents Auction Market Preferred Shares (“Preferred Shares”) and tender option bond trusts (“TOBs”) as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 10.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/11	7/31/10	Change	High	Low

Market Price	$11.65	$14.26	(18.30)%	$14.63	$10.87
Net Asset Value	$12.06	$13.57	(11.13)%	$14.04	$11.62

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations

	1/31/11	7/31/10

County/City/Special District/School District	28%	28%
Transportation	23	23
Utilities	22	23
Health	10	9
State	9	11
Housing	5	5
Corporate	2	1
Education	1	—

Credit Quality Allocations[5]

	1/31/11	7/31/10

AAA/Aaa	11%	54%
AA/Aa	68	24
A	17	20
BBB/Baa	3	1
Not Rated[6]	1	1

[5]	Using the higher of Standard & Poor’s (“S&Ps”) or Moody’s Investors Service (Moody’s”) ratings.

[6]

The investment advisor has deemed certain of these securities to be of investment grade quality. As of January 31, 2011 and July 31, 2010, the market value of these securities was $3,531,114, representing 1% and $3,925,265, representing 1%, respectively, of the Fund’s long-term investments.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	5

Fund Summary as of January 31, 2011	BlackRock MuniYield California Quality Fund, Inc.

Fund Overview

Effective November 9, 2010, BlackRock MuniYield California Insured Fund, Inc. changed its name to BlackRock MuniYield California Quality Fund, Inc.

BlackRock MuniYield California Quality Fund, Inc.’s (MCA) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal and California income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and California income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

          No assurance can be given that the Fund’s investment objective will be achieved.

Performance

Effective November 9, 2010, the Fund’s investment policy was changed by the removal of the insurance investment policy that required at least 80% of Fund assets to be invested in insured municipal securities. Accordingly, the Fund was moved from the Lipper Single-State Insured Municipal Debt Funds category into the Lipper California Municipal Debt Funds category. For the six months ended January 31, 2011, the Fund returned (9.16)% based on market price and (7.78)% based on NAV. For the same period, the closed-end Lipper California Municipal Debt Funds category posted an average return of (9.24)% based on market price and (8.09)% based on NAV, while the closed-end Lipper Single-State Insured Municipal Debt Funds category posted an average return of (9.05)% based on market price and (6.44)% based on NAV. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. A generally negative municipal market environment hindered Fund performance. Some widening of credit spreads, especially among California school districts and health care credits, detracted from Fund performance, as did a relatively long duration posture given the rising interest rate environment of the period. Conversely, the Fund maintained a low average cash reserve level, which benefited total return by boosting income accrual. Increased exposure to tender option bonds to take advantage of the historically steep municipal yield curve also benefited the income accrual. As a result, the Fund was able to increase dividend payments twice over the period. In addition, the Fund’s holdings in corporate-backed municipals aided performance as non-traditional investors identified the sector’s attractive investment opportunities and subsequently drove up demand.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MCA
Initial Offering Date	October 30, 1992
Yield on Closing Market Price as of January 31, 2011 ($12.34)[1]	7.15%
Tax Equivalent Yield[2]	11.00%
Current Monthly Distribution per Common Share[3]	$0.0735
Current Annualized Distribution per Common Share[3]	$0.8820
Leverage as of January 31, 2011[4]	44%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 10.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/11	7/31/10	Change		High	Low

Market Price	$12.34	$14.02	(11.98	) %	$14.70	$11.83
Net Asset Value	$13.10	$14.66	(10.64	) %	$15.22	$12.62

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations

	1/31/11	7/31/10

County/City/Special District/School District	51%	55%
Utilities	26	22
Education	8	7
Transportation	7	11
Corporate	4	1
Health	3	2
State	1	2

Credit Quality Allocations[5]

	1/31/11	7/31/10

AAA/Aaa	10%	57%
AA/Aa	77	29
A	13	14

[5]	Using the higher of S&P’s or Moody’s ratings.

6	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Fund Summary as of January 31, 2011	BlackRock MuniYield Quality Fund III, Inc.

Fund Overview

Effective November 9, 2010, BlackRock MuniYield Insured Fund, Inc. changed its name to BlackRock MuniYield Quality Fund III, Inc.

BlackRock MuniYield Quality Fund III, Inc.’s (MYI) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax). Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

          No assurance can be given that the Fund’s investment objective will be achieved.

Performance

Effective November 9, 2010, the Fund’s investment policy was changed by the removal of the insurance investment policy that required at least 80% of Fund assets to be invested in insured municipal securities. Accordingly, the Fund was moved from the Lipper Insured Municipal Debt Funds (Leveraged) category into the Lipper General Municipal Debt Funds (Leveraged) category. For the six months ended January 31, 2011, the Fund returned (11.26)% based on market price and (8.17)% based on NAV. For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of (8.46)% based on market price and (6.45)% based on NAV, while the closed-end Lipper Insured Municipal Debt Funds (Leveraged) category posted an average return of (11.13)% based on market price and (6.92)% based on NAV. All returns reflect reinvestment of dividends. The Fund’s premium to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. The Fund’s exposure to the housing and corporate sectors contributed to performance as these sectors outperformed the general municipal market. Additionally, the Fund’s exposure to shorter-duration bonds and premium coupon bonds (6% or higher) benefited performance in the rising interest rate environment of the period. Conversely, the Fund’s long duration stance detracted from performance, again due to the rising rate environment. In addition, the Fund’s exposure to longer maturity bonds detracted as the long end of the yield curve steepened during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MYI
Initial Offering Date	March 27, 1992
Yield on Closing Market Price as of January 31, 2011 ($12.17)[1]	7.10%
Tax Equivalent Yield[2]	10.92%
Current Monthly Distribution per Common Share[3]	$0.072
Current Annualized Distribution per Common Share[3]	$0.864
Leverage as of January 31, 2011[4]	40%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 10.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/11	7/31/10	Change	High	Low

Market Price	$12.17	$14.17	(14.11)%	$14.56	$11.21
Net Asset Value	$12.15	$13.67	(11.12)%	$14.17	$11.71

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations

	1/31/11	7/31/10

Transportation	27%	27%
County/City/Special District/School District	21	21
Utilities	18	17
Education	8	8
State	8	8
Health	7	7
Housing	6	6
Corporate	5	6

Credit Quality Allocations[5]

	1/31/11	7/31/10

AAA/Aaa	9%	46%
AA/Aa	67	29
A	19	20
BBB/Baa	5	5

[5]	Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	7

Fund Summary as of January 31, 2011	BlackRock MuniYield Michigan Quality Fund II, Inc.

Fund Overview

Effective November 9, 2010, BlackRock MuniYield Michigan Insured Fund II, Inc. changed its name to BlackRock MuniYield Michigan Quality Fund II, Inc.

BlackRock MuniYield Michigan Quality Fund II, Inc.’s (MYM) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal and Michigan income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and Michigan income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

Effective November 9, 2010, the Fund’s investment policy was changed by the removal of the insurance investment policy that required at least 80% of Fund assets to be invested in insured municipal securities. Accordingly, the Fund was moved from the Lipper Single-State Insured Municipal Debt Funds category into the Lipper Michigan Municipal Debt Funds category. For the six months ended January 31, 2011, the Fund returned (10.75)% based on market price and (5.74)% based on NAV. For the same period, the closed-end Lipper Michigan Municipal Debt Funds category posted an average return of (7.46)% based on market price and (5.90)% based on NAV, while the closed-end Lipper Single-State Insured Municipal Debt Funds category posted an average return of (9.05)% based on market price and (6.44)% based on NAV. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. The Fund maintained a low average cash reserve level, which benefited total return by boosting income accrual. Increased exposure to tender option bonds to take advantage of the historically steep municipal yield curve also benefited the income accrual. In addition, the Fund’s holdings in corporate-backed municipals aided performance as non-traditional investors identified the sector’s attractive investment opportunities and subsequently drove up demand. Conversely, a generally negative municipal market environment hindered Fund performance. Some widening of credit spreads, especially among health care credits, also detracted from Fund performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MYM
Initial Offering Date	February 28, 1992
Yield on Closing Market Price as of January 31, 2011 ($11.80)[1]	7.27%
Tax Equivalent Yield[2]	11.18%
Current Monthly Distribution per Common Share[3]	$0.0715
Current Annualized Distribution per Common Share[3]	$0.8580
Leverage as of January 31, 2011[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 10.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/11	7/31/10	Change	High	Low

Market Price	$11.80	$13.67	(13.68)%	$13.95	$11.01
Net Asset Value	$12.60	$13.82	(8.83)%	$14.25	$12.23

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations

	1/31/11	7/31/10

County/City/Special District/School District	25%	26%
Utilities	15	12
Health	14	15
State	12	13
Corporate	12	12
Transportation	11	12
Education	8	8
Housing	3	2

Credit Quality Allocations[5]

	1/31/11	7/31/10

AAA/Aaa	4%	40%
AA/Aa	65	27
A	25	28
BBB/Baa	4	2
Not Rated[6]	2	3

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31, 2011 and July 31, 2010, the market value of these securities was $2,188,619, representing 1% and $4,382,645, representing 2%, respectively, of the Fund’s long-term investments.

8	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Fund Summary as of January 31, 2011	BlackRock MuniYield New York Quality Fund, Inc.

Fund Overview

Effective November 9, 2010, BlackRock MuniYield New York Insured Fund, Inc. changed its name to BlackRock MuniYield New York Quality Fund, Inc.

BlackRock MuniYield New York Quality Fund, Inc.’s (MYN) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal income taxes and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and New York State and New York City personal income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

Effective November 9, 2010, the Fund’s investment policy was changed by the removal of the insurance investment policy that required at least 80% of Fund assets to be invested in insured municipal securities. Accordingly, the Fund was moved from the Lipper Single-State Insured Municipal Debt Funds category into the Lipper New York Municipal Debt Funds category. For the six months ended January 31, 2011, the Fund returned (8.99)% based on market price and (6.99)% based on NAV. For the same period, the closed-end Lipper New York Municipal Debt Funds category posted an average return of (6.95)% based on market price and (5.68)% based on NAV, while the closed-end Lipper Single-State Insured Municipal Debt Funds category posted an average return of (9.05)% based on market price and (6.44)% based on NAV. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. A generally negative municipal market hindered Fund performance, and the Fund’s exposure to long maturity and discount coupon bonds also detracted as the yield curve steepened and these issues underperformed the market. Additionally, Fund performance was negatively affected by exposure to lower-quality bonds, which underperformed, and to the transportation sector, which was one of the market’s poorest performers. On the positive side, the Fund benefited from an above-average yield relative to its Lipper category. In addition, the Fund’s holdings in corporate-backed municipals aided performance as non-traditional investors identified the sector’s attractive investment opportunities and subsequently drove up demand. Finally, the Fund benefited from exposure to the housing sector, which was one of the market’s better performers.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MYN
Initial Offering Date	February 28, 1992
Yield on Closing Market Price as of January 31, 2011 ($11.96)[1]	7.12%
Tax Equivalent Yield[2]	10.95%
Current Monthly Distribution per Common Share[3]	$0.071
Current Annualized Distribution per Common Share[3]	$0.852
Leverage as of January 31, 2011[4]	40%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 10.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/11	7/31/10	Change	High	Low

Market Price	$11.96	$13.57	(11.86)%	$14.40	$11.60
Net Asset Value	$12.51	$13.89	(9.94)%	$14.37	$12.11

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations

	1/31/11	7/31/10

Transportation	30%	31%
County/City/Special District/School District	28	29
State	11	11
Utilities	9	10
Education	8	7
Health	6	4
Corporate	4	5
Housing	3	2
Tobacco	1	1

Credit Quality Allocations[5]

Credit Rating	1/31/11	7/31/10

AAA/Aaa	15%	44%
AA/Aa	50	17
A	24	34
BBB/Baa	9	2
BB/Ba	2	3

[5]	Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	9

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and NAV of their common shares of beneficial interest (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

To leverage, all the Funds issue preferred shares (“Preferred Shares”), which pay dividends at prevailing short-term interest rates, and invest the proceeds in long-term municipal bonds. In general, the concept of leveraging is based on the premise that the financing cost of assets to be obtained from leverage, which will be based on short-term interest rates, will normally be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s holders of Common Shares (“Common Shareholders”) will benefit from the incremental net income.

To illustrate these concepts, assume a Fund’s Common Shares capitalization is $100 million and it issues Preferred Shares for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are 3% and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Fund pays dividends on the $50 million of Preferred Shares based on the lower short-term interest rates. At the same time, the securities purchased by the Fund with assets received from the Preferred Shares issuance earn income based on long-term interest rates. In this case, the dividends paid to holders of Preferred Shares (“Preferred Shareholders”) are significantly lower than the income earned on the Fund’s long-term investments, and therefore the Common Shareholders are the beneficiaries of the incremental net income.

If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental net income pickup on the Common Shares will be reduced or eliminated completely. Furthermore, if prevailing short-term interest rates rise above long-term interest rates of 6%, the yield curve has a negative slope. In this case, the Fund pays dividends on the higher short-term interest rates whereas the Fund’s total portfolio earns income based on lower long-term interest rates.

Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Funds’ Preferred Shares does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Funds’ NAV positively or negatively in addition to the impact on Fund performance from leverage from Preferred Shares discussed above.

The Funds may also leverage their assets through the use of TOBs, as described in Note 1 of the Notes to Financial Statements. TOB investments generally will provide the Funds with economic benefits in periods of declining short-term interest rates, but expose the Funds to risks during periods of rising short-term interest rates similar to those associated with Preferred Shares issued by the Funds, as described above. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB may adversely affect each Fund’s NAV per share.

The use of leverage may enhance opportunities for increased income to the Funds and Common Shareholders, but as described above, it also creates risks as short or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Funds’ NAVs, market prices and dividend rates than comparable portfolios without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, each Funds’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Funds’ net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common Shareholders will be reduced. Each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Fund to incur losses. The use of leverage may limit each Fund’s ability to invest in certain types of securities or use certain types of hedging strategies, such as in the case of certain restrictions imposed by ratings agencies that rate Preferred Shares issued by the Funds. Each Fund will incur expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares.

Under the Investment Company Act of 1940, the Funds are permitted to issue Preferred Shares in an amount of up to 50% of their total managed assets at the time of issuance. Under normal circumstances, each Fund anticipates that the total economic leverage from Preferred Shares and/or TOBs will not exceed 50% of its total managed assets at the time such leverage is incurred. As of January 31, 2011, the Funds had economic leverage from Preferred Shares and/or TOBs as a percentage of their total managed assets as follows:

Percent of Leverage

MUE	42%
MCA	44%
MYI	40%
MYM	39%
MYN	40%

Derivative Financial Instruments

The Funds may invest in various derivative instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Funds ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

10	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 3.2%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$5,225	$5,402,963
County of Jefferson Alabama, RB, Series A, 5.50%, 1/01/22	3,580	3,329,436

		8,732,399

Arizona — 0.4%
State of Arizona, COP, Department of Administration, Series A (AGM), 5.25%, 10/01/28	1,175	1,129,152

Arkansas — 4.5%
Arkansas Development Finance Authority, Refunding RB, Series C (NPFGC):
5.35%, 12/01/11 (a)	1,050	1,102,868
5.35%, 12/01/35	11,115	10,993,624

		12,096,492

California — 17.0%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	5,050	5,090,804
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series B, 6.00%, 8/15/42 (b)	2,865	2,813,201
City of Sunnyvale California, Refunding RB, 5.25%, 4/01/40	2,800	2,754,612
City of Vista California, COP, Refunding, Community Projects (NPFGC), 5.00%, 5/01/37	3,375	2,876,141
County of Sacramento California, RB, Senior Series A (AGC), 5.50%, 7/01/41	3,500	3,389,400
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	5,000	4,699,000
Election of 2008, Series C, 5.25%, 8/01/39	2,500	2,365,925
Modesto Schools Infrastructure Financing Agency, Special Tax Bonds (AMBAC), 5.50%, 9/01/36	4,240	3,531,114

Municipal Bonds	Par (000)	Value

California (concluded)
Oceanside Unified School District California, GO, Series A (AGC), 5.25%, 8/01/33	$3,175	$3,175,000
Oxnard Union High School District, GO, Refunding, Election of 2004, Series A (AGM), 5.00%, 8/01/40	3,250	2,901,503
Port of Oakland, RB, Series K, AMT (NPFGC), 5.75%, 11/01/21	2,975	2,977,082
Port of Oakland, Refunding RB, Series M, AMT (NPFGC), 5.38%, 11/01/27	2,220	2,067,775
Roseville Joint Union High School District California, GO, Election of 2004, Series A (NPFGC), 5.00%, 8/01/29	2,985	2,863,242
Sacramento City Financing Authority California, RB, Capital Improvement (AMBAC), 5.00%, 12/01/27	150	141,666
San Francisco City & County Airports Commission, RB, Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	1,250	1,251,675
State of California, GO, Refunding, Veterans, Series BZ, AMT (NPFGC), 5.35%, 12/01/21	1,280	1,280,013
Stockton Public Financing Authority California, RB, Redevelopment Projects, Series A (Radian), 5.25%, 9/01/34	2,430	1,780,558

		45,958,711

Colorado — 1.6%
Colorado Health Facilities Authority, RB, Hospital, NCMC Inc. Project, Series B (AGM), 6.00%, 5/15/26	3,300	3,477,903
Colorado Housing & Finance Authority, Refunding RB, S/F Program, Senior Series A-2, AMT, 7.50%, 4/01/31	135	141,078
Regional Transportation District, COP, Series A, 5.00%, 6/01/25	765	747,351

		4,366,332

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GAN	Grant Anticipation Notes
GO	General Obligation Bonds
HFA	Housing Finance Agency
HDA	Housing Development Authority
HRB	Housing Revenue Bonds
IDRB	Industrial Development Revenue Bonds
ISD	Independent School District
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family
SONYMA	State of New York Mortgage Agency
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	11

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

District of Columbia — 0.8%
District of Columbia, RB, Deed Tax, Housing Production Trust Fund, Series A (NPFGC), 5.00%, 6/01/32	$2,500	$2,286,225

Florida — 18.3%
County of Miami-Dade Florida, RB:
CAB, Sub-Series A (NPFGC), 5.24%, 10/01/37 (c)	905	131,632
Miami International Airport, Series A, AMT (AGM), 5.25%, 10/01/41	12,505	11,179,845
Miami International Airport, Series A, AMT (AGM), 5.50%, 10/01/41	6,700	6,223,362
Series A, AMT (AGM), 5.00%, 10/01/33	6,430	5,711,190
Water & Sewer System (AGM), 5.00%, 10/01/39	11,010	10,309,874
County of St. John’s Florida, RB, CAB (AMBAC), 5.37%, 6/01/31 (c)	710	214,250
Jacksonville Port Authority, RB, AMT (AGC), 6.00%, 11/01/38	3,625	3,643,850
Orange County School Board, COP, Series A (AGC), 5.50%, 8/01/34	12,375	11,994,469

		49,408,472

Georgia — 3.7%
City of Atlanta Georgia, RB, General, Series A (AGM), 5.00%, 1/01/40	2,355	2,188,596
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	3,425	3,195,696
Metropolitan Atlanta Rapid Transit Authority, RB, Third Indenture, Series B (AGM), 5.00%, 7/01/34	4,830	4,751,223

		10,135,515

Idaho — 0.1%
Idaho Housing & Finance Association, RB, S/F Mortgage, Series E, AMT, 6.00%, 1/01/32	245	251,708

Illinois — 7.8%
Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	2,080	2,051,733
Chicago Transit Authority, RB, Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	3,400	3,526,412
City of Chicago Illinois, GO, Refunding, Projects, Series A (AGM):
5.00%, 1/01/29	3,585	3,282,820
5.00%, 1/01/30	1,430	1,302,630
City of Chicago Illinois, RB, General, Third Lien, Series C (AGM), 5.25%, 1/01/35	2,085	1,997,305
City of Chicago Illinois, Refunding RB, Second Lien (NPFGC), 5.50%, 1/01/30	2,270	2,267,367
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	2,350	2,224,909
6.00%, 6/01/28	670	639,408
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/28	4,000	3,858,400

		21,150,984

Municipal Bonds	Par (000)	Value

Indiana — 3.6%
Indiana Municipal Power Agency, RB, Series A (NPFGC), 5.00%, 1/01/42	$8,000	$7,200,720
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	2,370	2,429,463

		9,630,183

Iowa — 1.0%
Iowa Finance Authority, Refunding RB, Iowa Health System (AGC), 5.25%, 2/15/29	2,915	2,828,978

Kansas — 0.5%
Sedgwick & Shawnee Counties Kansas, MRB, Series A-2, AMT (Ginnie Mae), 6.20%, 12/01/33	1,480	1,501,682

Kentucky — 0.9%
Kentucky Economic Development Finance Authority, RB, Louisville Arena, Sub-Series A-1 (AGC), 6.00%, 12/01/38	1,000	1,016,490
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	1,525	1,530,932

		2,547,422

Louisiana — 1.4%
Louisiana State Citizens Property Insurance Corp., RB, Series C-3 (AGC), 6.13%, 6/01/25	3,550	3,830,557

Maine — 0.7%
City of Portland Maine, RB, General (AGM), 5.25%, 1/01/35	1,920	1,884,019

Michigan — 11.9%
City of Detroit Michigan, RB:
Second Lien, Series B (NPFGC), 5.50%, 7/01/29	4,170	3,941,275
Senior Lien, Series B (AGM), 7.50%, 7/01/33	2,500	2,895,175
City of Detroit Michigan, Refunding RB:
Second Lien, Series C (BHAC), 5.75%, 7/01/27	2,600	2,672,462
Second Lien, Series E (BHAC), 5.75%, 7/01/31	5,060	5,080,898
Senior Lien, Series C-1 (AGM), 7.00%, 7/01/27	4,180	4,666,259
Senior Lien, Series C-2 (BHAC), 5.25%, 7/01/29	1,860	1,783,628
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	2,000	1,835,020
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC):
5.25%, 10/15/24	1,440	1,459,973
5.25%, 10/15/25	750	750,563
Michigan Strategic Fund, Refunding RB, AMT, Detroit Edison Co. (Syncora):
Pollution, Series C, 5.65%, 9/01/29	2,935	2,868,845
Project, Series A, 5.50%, 6/01/30	750	713,123
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	3,115	3,468,584

		32,135,805

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Minnesota — 0.8%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	$1,975	$2,073,059

Nevada — 4.2%
County of Clark Nevada, RB:
Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	5,765	5,333,202
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/36	6,595	5,826,023
Nevada Housing Division, Refunding RB, S/F Mortgage, Mezzanine, Series A-2, AMT (NPFGC), 6.30%, 4/01/22	95	96,422

		11,255,647

New Jersey — 7.5%
Delaware River Port Authority, RB, Series D (AGC), 5.00%, 1/01/40	3,000	2,867,460

New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	11,000	10,814,540
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	3,400	3,429,444
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGC), 5.63%, 12/15/28	2,930	3,090,681

		20,202,125

New York — 2.9%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series EE, 5.25%, 6/15/40	4,160	4,168,112
Second General Resolution, Series EE, 5.38%, 6/15/43	1,315	1,319,405
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,300	2,296,596

		7,784,113

North Carolina — 0.4%
North Carolina HFA, RB, Home Ownership, Series 14A, AMT (AMBAC), 5.35%, 1/01/22	1,020	1,021,449

Pennsylvania — 1.9%
Pennsylvania Turnpike Commission, RB, Sub-Series B (AGM), 5.25%, 6/01/39	3,000	2,859,660
Pittsburgh & Allegheny County Sports & Exhibition Authority, Refunding RB, Regional Asset District Sales Tax (AGM), 5.00%, 2/01/31	2,270	2,208,460

		5,068,120

Puerto Rico — 1.3%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	3,500	3,584,070

South Carolina — 5.8%
South Carolina State Housing Finance & Development Authority, Refunding RB, Series A-2, AMT (AGM), 6.35%, 7/01/19	925	937,876
South Carolina State Public Service Authority, RB, Series A (AMBAC), 5.00%, 1/01/42	15,000	14,630,550

		15,568,426

Municipal Bonds	Par (000)	Value

Texas — 21.2%
City of Austin Texas, Refunding RB, Series A (AGM):
5.00%, 11/15/28	$1,795	$1,774,034
5.00%, 11/15/29	2,270	2,226,461
City of Dallas Texas, Refunding RB (AGC), 5.25%, 8/15/38	2,100	2,005,878
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC), 6.00%, 11/15/35	6,700	7,239,149
County of Bexar Texas, RB, Venue Project, Motor Vehicle Rental (BHAC), 5.00%, 8/15/39	1,805	1,673,307
Dallas Area Rapid Transit, Refunding RB, Senior Lien, 5.25%, 12/01/38	3,920	3,932,191
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	1,000	1,073,870
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Project (AGC), 5.50%, 5/15/36	2,935	2,899,193
Lubbock Cooper ISD Texas, GO, School Building (AGC), 5.75%, 2/15/42	1,250	1,274,113
North Texas Tollway Authority, RB, System, First Tier, Series K-2 (AGC), 6.00%, 1/01/38	1,000	1,019,480
North Texas Tollway Authority, Refunding RB (NPFGC) System, First Tier:
5.75%, 1/01/40	14,750	13,861,755
Series A, 5.13%, 1/01/28	3,950	3,796,464
Series A, 5.63%, 1/01/33	10,975	10,489,027
Series B, 5.75%, 1/01/40	1,000	939,780
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC), 6.50%, 7/01/37	3,000	3,072,390

		57,277,092

Utah — 1.4%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	4,085	3,739,368

Virginia — 0.9%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	2,195	2,382,365

Washington — 1.8%
Chelan County Public Utility District No. 1, RB, Chelan Hydro System, Series A, AMT (AMBAC), 5.45%, 7/01/37	3,840	3,481,689
Washington Health Care Facilities Authority, Refunding RB, Providence Health, Series C (AGM), 5.25%, 10/01/33	1,330	1,282,107

		4,763,796

Total Municipal Bonds — 127.5%		344,594,266

Municipal Bonds Transferred to Tender Option Bond Trusts (d)

Alabama — 1.3%
Mobile Board of Water & Sewer Commissioners, RB (NPFGC), 5.00%, 1/01/31	3,750	3,612,450

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	13

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value

California — 3.8%
City of San Jose California, GO, Libraries, Parks, and Public Safety Project (NPFGC), 5.00%, 9/01/30	$3,805	$3,807,015

San Diego Community College District California, GO, Election of 2002 (AGM), 5.00%, 5/01/30	1,486	1,432,584
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/35	5,189	5,133,742

		10,373,341

Colorado — 3.2%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-3 (AGM), 5.10%, 10/01/41	9,410	8,608,174

District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	1,700	1,837,638

Florida — 8.1%
City of St. Petersburg Florida, Refunding RB (NPFGC), 5.00%, 10/01/35	6,493	5,983,345
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 7/01/38	12,500	13,186,875
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	2,535	2,652,852

		21,823,072

Georgia — 2.3%
Augusta-Richmond County Georgia, RB (AGM), 5.25%, 10/01/34	6,290	6,310,317

Illinois — 6.5%
Chicago Illinois O Hare International Airport Rev Ser A, 5.00%, 1/01/38	7,500	6,847,687
City of Chicago Illinois, RB, Series A (AGM), 5.00%, 1/01/33	7,500	6,847,688
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.25%, 11/01/33	3,969	3,825,490

		17,520,865

Kentucky — 0.9%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	2,304	2,343,463

Massachusetts — 1.8%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	4,994	4,997,889

Nevada — 7.1%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	10,000	10,702,300
Series B, 5.50%, 7/01/29	8,247	8,476,251

		19,178,551

New Jersey — 1.4%
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	3,941	3,867,311

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value

New York — 2.6%
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.25%, 10/15/27	$6,751	$7,009,612

Washington — 2.7%
City of Bellevue Washington, GO, Refunding (NPFGC), 5.50%, 12/01/39	6,883	7,231,633

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 42.4%		114,714,316

Total Long-Term Investments (Cost — $477,021,180) — 169.9%		459,308,582

Short-Term Securities

Florida — 0.4%
Jacksonville Health Facilities Authority, Refunding RB,VRDN, Baptist Series C (Bank of America NA LLC) 0.30%, 2/01/11 (e)	1,115	1,115,000

	Shares

Money Market Fund — 0.2%
FFI Institutional Tax-Exempt Fund, 0.20% (f)(g)	434,253	434,253

Total Short-Term Securities (Cost — $1,549,253) — 0.6%		1,549,253

Total Investments (Cost — $478,570,433*) — 170.5%		460,857,835
Other Assets Less Liabilities — 1.1%		2,915,644
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (23.1)%		(62,425,648)
Preferred Shares, at Redemption Value — (48.5)%		(131,008,297)

Net Assets Applicable to Common Shares — 100.0%		$270,339,534

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$416,362,692

Gross unrealized appreciation	$4,732,828
Gross unrealized depreciation	(22,620,619)

Net unrealized depreciation	$(17,887,791)

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Morgan Stanley Co. Inc.	$2,813,201	$27,189

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Schedule of Investments (concluded)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)

Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended,were as follows:

Affiliate	Shares at July 31, 2010	Net Activity	Shares at January 31, 2011	Income

FFI Institutional Tax-Exempt Fund	17,366,850	(16,932,597)	434,253	$9,995

(g)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates)or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$459,308,582	—	$459,308,582
Short-Term Securities	$434,253	1,115,000	—	1,549,253

Total	$434,253	$460,423,582	—	$460,857,835

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	15

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock MuniYield California Quality Fund, Inc. (MCA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California — 99.0%

Corporate — 0.9%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	$2,435	$2,495,169
University of California, RB, Limited Project, Series B (AGM), 5.00%, 5/15/33	1,760	1,693,507

		4,188,676

County/City/Special District/ School District — 48.4%
Arcadia Unified School District California, GO, Election of 2006, Series A (AGM), 5.00%, 8/01/37	7,925	7,354,796
Bay Area Governments Association, Refunding RB, California Redevelopment Agency Pool, Series A (AGM), 6.00%, 12/15/24	255	258,703
Brentwood Infrastructure Financing Authority California, Special Assessment Bonds, Refunding, Series A (AGM), 5.20%, 9/02/29	3,980	3,905,455
City & County of San Francisco California, COP, Refunding, Series A, 5.00%, 10/01/28	5,895	5,615,341
City of Riverside California, COP (AMBAC), 5.00%, 9/01/28	3,000	2,828,970
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	2,000	2,100,960
Fairfield-Suisun Unified School District California, GO, Election of 2002 (NPFGC), 5.50%, 8/01/28	2,500	2,511,025
Fremont Unified School District Alameda County California, GO, Series A (NPFGC), 5.50%, 8/01/26	10,755	10,919,014
Fresno Joint Powers Financing Authority California, RB, Series A (AGM), 5.75%, 6/01/26	3,295	3,297,142
Glendora Unified School District California, GO, Election of 2005, Series A (NPFGC):
5.00%, 8/01/27	1,350	1,366,821
5.25%, 8/01/30	2,730	2,765,080
Los Angeles Community Redevelopment Agency California, RB, Bunker Hill Project, Series A (AGM), 5.00%, 12/01/27	10,000	10,016,600
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Proposition A, First Tier, Senior Series A (AMBAC):
5.00%, 7/01/27	5,240	5,301,832
5.00%, 7/01/35	6,825	6,748,833
Los Angeles Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC), 5.50%, 4/01/39	1,515	1,510,576
Los Angeles Unified School District California, GO, Election of 2002, Series C (AGM), 5.00%, 7/01/32	10,000	9,291,700
Los Gatos Union School District California, GO, Election of 2001, Series C (NPFGC), 5.13%, 8/01/32	1,075	1,089,029
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 8/01/35	11,000	10,181,160
Murrieta Valley Unified School District Public Financing Authority, Special Tax Bonds, Refunding, Series A (AGC), 5.13%, 9/01/26	8,000	8,090,560

Municipal Bonds	Par (000)	Value

California (continued)

County/City/Special District/ School District (concluded)

Orange County Sanitation District, COP, Series A, 5.00%, 2/01/35	$2,500	$2,465,625
Orange County Water District, COP, Refunding, 5.25%, 8/15/34	9,045	9,064,989
Orchard School District California, GO, Election of 2001, Series A (AGC), 5.00%, 8/01/34	7,490	7,268,371
Oxnard Union High School District California, GO, Refunding, Series A (NPFGC), 6.20%, 8/01/30	9,645	9,747,719
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM):
5.50%, 8/01/34	2,000	2,024,500
5.63%, 8/01/39	4,500	4,581,180
Port of Oakland, Refunding RB, Series M, AMT (NPFGC), 5.38%, 11/01/27	16,930	15,769,110
Redlands Unified School District California, GO, Election of 2008 (AGM), 5.25%, 7/01/33	5,000	4,784,000
Riverside Unified School District California, GO, Series C (AGC), 5.00%, 8/01/32	2,000	1,858,140
Sacramento Area Flood Control Agency, Special Assessment Bonds, Refunding, Consolidated, Capital Assessment District, Series A (NPFGC), 5.00%, 10/01/32	4,350	4,193,574
Saddleback Valley Unified School District California, GO (AGM), 5.00%, 8/01/29	2,565	2,522,447
San Bernardino City Unified School District California, GO, Series A (AGM), 5.00%, 8/01/28	5,000	4,994,200
San Diego Community College District California, GO, Election of 2006 (AGM), 5.00%, 8/01/32	7,115	6,941,109
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/38	4,895	4,610,258
San Jose Redevelopment Agency California, Tax Allocation Bonds, Housing Set Aside Merged Area, Series E, AMT (NPFGC), 5.85%, 8/01/27	7,300	7,303,869
San Juan Unified School District, GO, Election of 2002 (AGM), 5.00%, 8/01/34	6,475	5,931,229
San Mateo County Transportation District California, Refunding RB, Series A (NPFGC), 5.00%, 6/01/29	4,350	4,383,408
Santa Rosa High School District California, GO, Election of 2002 (NPFGC), 5.00%, 8/01/28	2,500	2,382,250
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/38	5,600	5,854,184
South Tahoe Joint Powers Financing Authority, RB, South Tahoe Redevelopment Project Area No. 1, Series A (AGM), 5.00%, 10/01/29	1,645	1,513,614
Ventura County Community College District, GO, Refunding, Series A (NPFGC), 5.00%, 8/01/27	3,395	3,395,000
West Contra Costa Unified School District California, GO, Election of 2002, Series B (AGM), 5.00%, 8/01/32	6,690	6,401,193
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	4,300	4,603,451

		217,747,017

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)

Education — 7.9%
California State University, Refunding RB, Systemwide, Series C (NPFGC), 5.00%, 11/01/35	$20,000	$18,030,800
Riverside Community College District, GO, Election of 2004, Series C (AGM), 5.00%, 8/01/32	8,750	8,244,337
University of California, RB, Limited Project, Series D:
(AGM), 5.00%, 5/15/37	2,775	2,668,829
(NPFGC), 5.00%, 5/15/37	5,500	5,289,570
(NPFGC), 5.00%, 5/15/41	1,255	1,194,798

		35,428,334

Health — 5.1%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare, Series A, 6.00%, 8/01/30 (a)	2,250	2,157,795
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/34	2,130	2,131,257
Catholic Healthcare West, Series A, 6.00%, 7/01/39	5,500	5,425,860
Sutter Health, Series B, 6.00%, 8/15/42 (a)	2,800	2,749,376
California Statewide Communities Development Authority, RB, Health Facility, Memorial Health Services, Series A, 6.00%, 10/01/23	3,685	3,795,329
California Statewide Communities Development Authority, Refunding RB, Catholic Healthcare West, Series D (BHAC), 5.50%, 7/01/31	1,030	1,029,949
City of Newport Beach California, RB, Hoag Memorial Hospital Presbyterian, 6.00%, 12/01/40 (a)	1,070	1,065,474
City of Torrance California, RB, Torrance Memorial Medical Center, Series A, 5.00%, 9/01/40	5,350	4,478,003

		22,833,043

Housing — 0.1%
California Rural Home Mortgage Finance Authority, RB, AMT, Mortgage-Backed Securities Program (Ginnie Mae):
Series A, 6.35%, 12/01/29	90	91,572
Series B, 6.25%, 12/01/31	65	65,686
County of San Bernardino California, Refunding RB, Home Mortgage-Backed Securities, Series A-1, AMT (Ginnie Mae), 6.25%, 12/01/31	140	142,783

		300,041

State — 1.9%
California State Public Works Board, RB, Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	3,670	3,767,659
California State University, Refunding RB, Systemwide, Series C (NPFGC), 5.00%, 11/01/38	5,690	5,079,633

		8,847,292

Municipal Bonds	Par (000)	Value

California (continued)

Transportation — 13.1%
City of San Jose California, RB, Series D (NPFGC), 5.00%, 3/01/28	$4,575	$4,446,809
County of Orange California, RB, Series B, 5.75%, 7/01/34	5,000	5,172,950
County of Sacramento California, RB:
Senior-Series B, AMT (AGM), 5.25%, 7/01/33	7,500	6,941,550
Subordinated and PFC/Grant, Series C (AGC), 5.75%, 7/01/39	5,455	5,477,529
Los Angeles Harbor Department, RB, Series B, 5.25%, 8/01/34	5,530	5,377,261
Port of Oakland, RB, Series K, AMT (NPFGC), 5.75%, 11/01/29	11,405	10,839,426
San Francisco City & County Airports Commission, RB:
Series E, 6.00%, 5/01/39	9,650	9,933,324
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	1,000	1,001,340
Special Facility Lease, SFO Fuel, Series A AMT (AGM), 6.13%, 1/01/27	985	985,345
San Francisco City & County Airports Commission, Refunding RB, Second Series 34E, AMT (AGM):
5.75%, 5/01/24	5,000	5,186,200
5.75%, 5/01/25	3,500	3,608,325

		58,970,059

Utilities — 21.6%
City of Glendale California, RB (NPFGC), 5.00%, 2/01/32	4,380	4,145,758
City of Los Angeles California, Refunding RB, Sub-Series A, 5.00%, 6/01/32	3,000	2,926,770
City of Santa Clara California, RB, Sub-Series A (NPFGC), 5.00%, 7/01/28	5,500	5,480,750
Contra Costa Water District, Refunding RB, Series L (AGM), 5.00%, 10/01/32	4,135	4,140,624
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	4,000	4,046,160
East Bay Municipal Utility District, RB, Series A (NPFGC), 5.00%, 6/01/37	4,000	4,001,880
East Bay Municipal Utility District, Refunding RB, Sub-Series A (AMBAC), 5.00%, 6/01/33	4,125	4,124,711
East Valley Water District Financing Authority, Refunding RB, 5.00%, 10/01/40	4,065	3,769,027
Fortuna Public Financing Authority, RB (AGM), 5.00%, 10/01/36	1,500	1,351,755
Los Angeles County Sanitation Districts Financing Authority, Refunding RB, Capital Project 14 (BHAC), 5.00%, 10/01/34	7,915	7,637,658
Los Angeles Department of Water & Power, RB, Power System:
Series A-2, 5.25%, 7/01/32	1,035	1,029,680
Sub-Series A-1 (AGM), 5.00%, 7/01/37	13,525	12,914,076
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC), 5.00%, 10/01/33	7,175	7,078,711

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	17

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)

Utilities (concluded)
Orange County Sanitation District, COP, Series B (AGM), 5.00%, 2/01/30	$2,105	$2,099,885
Oxnard Financing Authority, RB, Redwood Trunk Sewer & Headworks, Series A (NPFGC), 5.25%, 6/01/34	13,000	12,574,640
Sacramento Regional County Sanitation District, RB, Sacramento Regional County Sanitation (NPFGC), 5.00%, 12/01/27	7,070	7,132,075
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/31	3,000	2,903,280
San Diego Public Facilities Financing Authority, Refunding RB, Series A, 5.00%, 8/01/29	2,000	1,950,520
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/29	3,000	2,988,930
Turlock Public Financing Authority California, RB, Series A (NPFGC), 5.00%, 9/15/33	3,000	2,855,460
Vallecitos Water District California, COP, Refunding, Series A (AGM), 5.00%, 7/01/27	2,000	1,919,840

		97,072,190

Total Municipal Bonds — 99.0%		445,386,652

Municipal Bonds Transferred to Tender Option Bond Trusts (b)

California — 75.4%

Corporate — 5.9%
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC), 5.00%, 7/01/30	19,630	19,629,215
University of California, RB, Series L, 5.00%, 5/15/40	7,398	7,058,538

		26,687,753

County/City/Special District/School District — 40.0%
Desert Community College District California, GO, Series C (AGM), 5.00%, 8/01/37	12,150	11,165,121
Fremont Unified School District Alameda County California, GO, Election of 2002, Series B (AGM), 5.00%, 8/01/30	15,997	14,992,840
Lodi Unified School District California, GO, Election of 2002 (AGM), 5.00%, 8/01/29	10,260	9,864,785
Los Angeles Community College District California, GO:
Election of 2001, Series A (AGM), 5.00%, 8/01/32	12,000	11,306,520
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	26,438	24,845,981
Election of 2003, Series E (AGM), 5.00%, 8/01/31	7,497	7,092,613
Election of 2008, Series A, 6.00%, 8/01/33	9,596	10,151,438
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	5,000	4,585,000

Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value

California (continued)

County/City/Special District/School District (concluded)
Ohlone Community College District, GO, Ohlone, Series B (AGM), 5.00%, 8/01/30	$19,998	$19,040,560
Peralta Community College District, GO, Series A (NPFGC), 5.00%, 8/01/31	24,130	22,517,151
Poway Unified School District, GO, Election of 2002, Improvement District 02, Series 1-B (AGM), 5.00%, 8/01/30	10,000	9,372,400
San Bernardino Community College District California, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/31	7,550	7,045,358
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/30	7,350	7,137,144
San Francisco Bay Area Transit Financing Authority, Refunding RB, Series A (NPFGC), 5.00%, 7/01/34	10,497	10,325,894
San Jose Financing Authority, Refunding RB, Civic Center Project, Series B (AMBAC), 5.00%, 6/01/32	11,400	10,421,196

		179,864,001

Education — 5.3%
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/39	4,860	4,458,224
University of California, RB:
Limited Project, Series D (AGM), 5.00%, 5/15/41	8,000	7,616,240
Series O, 5.75%, 5/15/34	11,190	11,877,625

		23,952,089

Utilities — 24.2%
Anaheim Public Financing Authority California, RB, Electric System Distribution Facilities, Series A (AGM), 5.00%, 10/01/31	3,568	3,357,471
City of Napa California, RB (AMBAC), 5.00%, 5/01/35	9,070	8,640,808
East Bay Municipal Utility District, RB, Sub-Series A (NPFGC), 5.00%, 6/01/35	15,000	14,607,600
East Bay Municipal Utility District, Refunding RB, Sub-Series A (AMBAC), 5.00%, 6/01/37	7,990	7,931,593
Los Angeles Department of Water & Power, RB:
Power System, Sub-Series A-1 (AGM), 5.00%, 7/01/31	5,007	4,845,421
Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	5,029	4,802,123
System, Sub-Series A-2 (AGM), 5.00%, 7/01/35	7,500	7,193,475
Los Angeles Department of Water & Power, Refunding RB, Power System, Sub-Series A-2 (NPFGC), 5.00%, 7/01/27	16,000	16,031,840
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	15,000	14,934,000
Rancho Water District Financing Authority, Refunding RB, Series A (AGM), 5.00%, 8/01/34	9,277	8,833,261

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Schedule of Investments (concluded)	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value

California (concluded)

Utilities (concluded)
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	$8,510	$8,221,171
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/31	10,000	9,677,600

		109,076,363

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 75.4%		339,580,206

Total Long-Term Investments (Cost — $824,394,330) — 174.4%		784,966,858

Short-Term Securities	Shares

BIF California Municipal Money Fund, 0.04% (c)(d)	11,363,487	11,363,487

Total Short-Term Securities (Cost — $11,363,487) — 2.5%		11,363,487

Total Investments (Cost — $835,757,817*) — 176.9%		796,330,345
Other Assets Less Liabilities — 0.8%		3,615,080
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (40.7)%		(183,375,204)
Preferred Shares, at Redemption Value — (37.0)%		(166,541,739)

Net Assets Applicable to Common Shares — 100.0%		$450,028,482

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$652,948,560

Gross unrealized appreciation	$1,950,961
Gross unrealized depreciation	(41,771,597)

Net unrealized depreciation	$(39,820,636)

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Citigroup Global Markets Inc.	$1,683,080	$(35,395)
Merrill Lynch & Co.	$474,715	$(9,983)
Morgan Stanley Co. Inc.	$2,749,376	$26,572
Citigroup Global Markets Inc.	$1,065,474	$5,853

(b)

Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2010	Net Activity	Shares Held at January 31, 2011	Income

BIF California Municipal Money Fund	39,049,939	(27,686,452)	11,363,487	$2,582

(d)	Represents the current yield as of report date.

•

For Fund compliance purposes,the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$784,966,858	—	$784,966,858
Short-Term Securities	$11,363,487	—	—	11,363,487

Total	$11,363,487	$784,966,858	—	$796,330,345

[1]	See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	19

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 0.5%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$3,605	$3,727,786

Alaska — 1.6%
Alaska Housing Finance Corp., RB, General Housing, Series B (NPFGC), 5.25%, 12/01/30	2,000	1,975,580
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/28	10,150	10,902,115

		12,877,695

Arizona — 2.8%
Downtown Phoenix Hotel Corp., RB, Senior Series A (FGIC), 5.00%, 7/01/36	21,355	16,013,260
Maricopa County & Phoenix Industrial Development Authorities, Refunding RB, S/F, Series A-2, AMT (Ginnie Mae), 5.80%, 7/01/40	2,075	2,112,786
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	3,725	3,519,306
5.25%, 10/01/28	1,600	1,537,568

		23,182,920

California — 14.0%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.47%, 10/01/24 (a)	10,000	7,839,800
California Health Facilities Financing Authority, Refunding RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,550	1,522,240
Sutter Health, Series B, 5.88%, 8/15/31 (b)	3,200	3,171,648
California HFA, RB, Home Mortgage, Series K, AMT, 5.50%, 2/01/42	5,170	5,248,998
California State University, RB, Systemwide, Series A (NPFGC), 5.00%, 11/01/32	9,865	9,043,936
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/37	3,545	3,269,979
California Statewide Communities Development Authority, RB (AGM):
St. Joseph Health System, Series E, 5.25%, 7/01/47	9,000	8,230,950
Sutter Health, Series D, 5.05%, 8/15/38	750	684,585
City of Redding California, COP, Refunding, Series A (AGM), 5.00%, 6/01/30	1,900	1,787,634
City of San Jose California, Refunding RB, Series A, AMT (AMBAC), 5.50%, 3/01/32	11,965	10,999,424
County of Sacramento California, RB, Senior Series A (AGM), 5.00%, 7/01/41	15,000	13,411,350
Fairfield-Suisun Unified School District California, GO, Election of 2002 (NPFGC), 5.50%, 8/01/28	5,800	5,825,578
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	1,200	1,130,652

Municipal Bonds	Par (000)	Value

California (concluded)
Los Angeles Municipal Improvement Corp., RB, Series B1 (NPFGC), 4.75%, 8/01/37	$14,000	$11,855,620
Mendocino-Lake Community College District, GO, Election of 2006, Series A (NPFGC), 5.00%, 8/01/31	1,485	1,373,774
Norwalk-La Mirada Unified School District California, GO, Refunding, CAB, Election of 2002, Series E (AGC), 6.47%, 8/01/38 (c)	7,620	1,133,627
Oceanside Unified School District California, GO, Series A (AGC), 5.25%, 8/01/33	2,500	2,500,000
Port of Oakland, RB, Series K, AMT (NPFGC), 5.75%, 11/01/29	3,645	3,464,244
Port of Oakland, Refunding RB, Series M, AMT (NPFGC), 5.38%, 11/01/27	7,530	7,013,668
Riverside County Public Financing Authority, Tax Allocation Bonds, Redevelopment Projects (Syncora), 5.00%, 10/01/35	10,000	7,440,400
State of California, GO, Series 2007-2 (NPFGC), 5.50%, 4/01/30	10	9,768
Stockton Public Financing Authority California, RB, Parking & Capital Projects (NPFGC), 5.25%, 9/01/34	5,000	4,392,700
West Valley-Mission Community College District, GO, Election of 2004, Series A (AGM), 5.00%, 8/01/30	3,600	3,419,352

		114,769,927

District of Columbia — 1.1%
Metropolitan Washington Airports Authority, RB, Series B, AMT (AMBAC), 5.00%, 10/01/32	10,000	9,216,300

Florida — 16.6%
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/33	15,000	13,900,800
City of Orlando Florida, RB, Senior, 6th Cent Contract Payments, Series A (AGC), 5.25%, 11/01/38	14,050	12,296,279
City of Tallahassee Florida, RB (NPFGC), 5.00%, 10/01/32	3,300	3,104,277
Collier County School Board, COP (AGM), 5.00%, 2/15/23	5,000	5,103,600
County of Broward Florida, RB, Series A, 5.25%, 10/01/34	2,250	2,228,760
County of Miami-Dade Florida, GO, Building Better Communities Program:
Series B, 6.38%, 7/01/28	6,000	6,496,080
Series B-1, 5.75%, 7/01/33	3,700	3,784,878
County of Miami-Dade Florida, RB:
Jackson Health System (AGC), 5.75%, 6/01/39	5,200	5,211,804
Miami International Airport, AMT (NPFGC), 5.38%, 10/01/25	7,500	7,541,475
Miami International Airport, AMT (NPFGC), 5.38%, 10/01/27	1,000	989,620
County of Miami-Dade Florida, RB:
Miami International Airport, Series A, AMT (AGM), 5.50%, 10/01/41	19,020	17,666,917
Water & Sewer System (AGM), 5.00%, 10/01/39	11,700	10,955,997

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (concluded)
County of Miami-Dade Florida, Refunding RB:
(AGM), 5.00%, 7/01/35	$2,800	$2,505,916
Miami International Airport AMT (AGC), 5.00%, 10/01/40	11,000	9,483,100
Miami International Airport, Series A, AMT (AGC), 5.00%, 10/01/35	2,100	1,841,028
Series C (BHAC), 6.00%, 10/01/23	20,095	22,235,520
County of Orange Florida, Refunding RB, Series B (NPFGC), 5.13%, 1/01/32	2,000	1,936,340
Highlands County Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	1,750	1,784,510
Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.25%, 5/01/31	2,390	2,340,216
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	5,135	5,031,324

		136,438,441

Georgia — 1.8%
City of Atlanta Georgia, RB, General, Series B (AGM), 5.25%, 1/01/33	12,500	12,228,750
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	2,275	2,122,689

		14,351,439

Illinois — 16.9%
Chicago Board of Education Illinois, GO, Refunding, CAB, School Reform, Series A (NPFGC), 5.39%, 12/01/22 (c)	8,230	4,100,927
Chicago Park District, GO, Harbor Facilities, Series C, 5.25%, 1/01/40	1,505	1,448,653
City of Chicago Illinois, ARB, General, Third Lien, Series B-2, AMT (NPFGC):
5.25%, 1/01/27	16,685	15,444,637
6.00%, 1/01/27	26,230	26,332,559
City of Chicago Illinois, GO, CAB, City Colleges (NPFGC) (c):
5.56%, 1/01/29	5,000	1,516,750
5.69%, 1/01/33	7,950	1,763,628
City of Chicago Illinois, GO, Refunding, Series B (AGM), 5.00%, 1/01/24	12,950	12,448,835
City of Chicago Illinois, Refunding ARB, General, Third Lien, Series C-2, AMT (AGM), 5.25%, 1/01/30	16,400	15,497,180
County of Cook Illinois, GO, Refunding, Series A, 5.25%, 11/15/33	3,700	3,534,092
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	5,250	5,365,815
Illinois Municipal Electric Agency, RB, Series A (NPFGC):
5.00%, 2/01/35	21,200	19,690,348
5.25%, 2/01/35	15,000	14,368,800

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Kane, Kendall, Etc. Counties Community College District No. 516 Illinois, GO, CAB, Series E (NPFGC), 5.21%, 12/15/25 (c)	$8,750	$3,799,162
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC) (c):
5.75%, 6/15/32	14,000	3,322,200
6.00%, 12/15/34	10,000	1,966,500
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM) (c):
5.83%, 6/15/27	3,575	1,272,486
6.25%, 6/15/44	9,430	958,371
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	1,700	1,622,378
Regional Transportation Authority, RB, Series C (NPFGC), 7.75%, 6/01/20	1,000	1,192,570
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	3,500	3,276,315

		138,922,206

Indiana — 2.4%
City of Indianapolis Indiana, Refunding RB, Second Lien, Series B (AGC), 5.25%, 8/15/27	5,000	4,972,550
Indiana Municipal Power Agency, RB:
Series A (NPFGC), 5.00%, 1/01/37	9,200	8,437,688
Series B, 5.75%, 1/01/34	1,050	1,053,843
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	5,000	5,125,450

		19,589,531

Iowa — 1.5%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	12,650	12,503,639

Kentucky — 1.7%
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/28	4,000	4,041,640
Louisville & Jefferson County Metropolitan Sewer District Kentucky, RB, Series A (NPFGC), 5.25%, 5/15/37	10,000	9,928,700

		13,970,340

Louisiana — 1.5%
New Orleans Aviation Board Louisiana, RB, New Orleans Aviation, Series A, AMT (AGM), 5.25%, 1/01/32	13,335	12,240,597

Maryland — 0.6%
Maryland Community Development Administration, Refunding RB, Residential, Series A, AMT, 5.75%, 9/01/39	4,505	4,675,740

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	21

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Massachusetts — 5.6%
Massachusetts HFA, RB:
S/F Housing, Series 128, AMT (AGM), 4.88%, 12/01/38 (d)	$12,210	$10,746,876
Series B, 7.00%, 12/01/38	3,440	3,694,319
Massachusetts HFA, Refunding RB:
Housing Development, Series B (NPFGC), 5.40%, 12/01/28	1,835	1,749,434
Rental Housing, Series A, AMT (AGM), 5.15%, 7/01/26	18,245	18,100,499
Series C, AMT, 5.35%, 12/01/42	3,100	2,782,808
Massachusetts Port Authority, Refunding RB, BOSFUEL Project, AMT (NPFGC), 5.00%, 7/01/38	9,925	8,375,112

		45,449,048

Michigan — 8.3%
City of Detroit Michigan, RB, Series B (AGM):
Second Lien, 6.25%, 7/01/36	1,075	1,127,944
Second Lien, 7.00%, 7/01/36	500	551,375
Senior Lien, 7.50%, 7/01/33	1,800	2,084,526
City of Detroit Michigan, Refunding RB:
Senior Lien, Series C-1 (AGM), 7.00%, 7/01/27	1,500	1,674,495
Senior Lien, Series D (AGM), 5.00%, 7/01/23	9,085	8,879,316
Series C (NPFGC), 5.00%, 7/01/22	4,540	4,559,431
Series D (NPFGC), 5.00%, 7/01/33	5,000	4,332,550
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	1,160	1,064,312
Michigan Higher Education Student Loan Authority, RB, Student Loan, Series XVII-Q, AMT (AMBAC), 5.00%, 3/01/31	4,325	3,693,463
Michigan State Building Authority, Refunding RB, Facilities Program, Series I:
6.25%, 10/15/38	3,125	3,274,281
(AGC), 5.25%, 10/15/24	1,750	1,774,273
(AGC), 5.25%, 10/15/25	3,250	3,252,437
Michigan State HDA, RB, Series C, AMT, 5.50%, 12/01/28	2,900	2,748,359
Michigan Strategic Fund, Refunding RB, AMT, Detroit Edison Co., (Syncora):
Project, Series A, 5.50%, 6/01/30	5,000	4,754,150
Pollution, Series C, 5.65%, 9/01/29	2,935	2,868,845
State of Michigan, RB, GAN (AGM):
5.25%, 9/15/22	10,000	10,423,700
5.25%, 9/15/26	6,650	6,719,958
Wayne County Airport Authority, Refunding RB, AMT (AGC), 5.38%, 12/01/32	5,000	4,392,100

		68,175,515

Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	5,500	5,773,075

Missouri — 0.0%
Missouri Housing Development Commission, RB, S/F Homeowner Loan, Series C-1, AMT (Ginnie Mae), 7.15%, 3/01/32	70	71,983

Municipal Bonds	Par (000)	Value

Nevada — 4.9%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	$2,250	$2,348,572
County of Clark Nevada, RB:
Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	5,170	4,782,767
Southwest Gas Corp. Project, Series A, AMT (AMBAC), 5.25%, 7/01/34	7,500	6,693,300
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/30	20,000	18,106,200
Subordinate Lien, Series A2 (BHAC), 5.00%, 7/01/30	750	725,535
Las Vegas Convention & Visitors Authority, RB (AMBAC), 5.00%, 7/01/37	8,500	7,586,080

		40,242,454

New Jersey — 3.3%
New Jersey EDA, RB, Cigarette Tax, 5.75%, 6/15/34	4,000	3,498,760
New Jersey EDA, Refunding RB, School Facilities Construction, Series N-1:
(AMBAC), 5.50%, 9/01/24	10,000	10,505,400
(NPFGC), 5.50%, 9/01/28	2,165	2,184,377
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGC), 5.71%, 12/15/25 (b)	15,735	6,355,996
Transportation System, Series A (NPFGC), 5.75%, 6/15/25	4,250	4,479,882

		27,024,415

New York — 2.8%
City of New York New York, GO:
Series J, 5.25%, 5/15/24	10,000	10,457,600
Series M (AGC), 5.00%, 4/01/30	5,000	4,932,950
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 1/15/34	7,250	7,408,992

		22,799,542

North Carolina — 0.6%
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A, 4.75%, 11/01/43	6,175	5,021,078

Ohio — 0.3%
Ohio Higher Educational Facility Commission, Refunding RB, Summa Health System, 2010 Project (AGC), 5.25%, 11/15/40	2,775	2,531,411

Pennsylvania — 3.2%
Pennsylvania HFA, RB, S/F Mortgage, Series 70A, AMT, 5.80%, 4/01/27	4,675	4,573,927
Pennsylvania Turnpike Commission, RB:
Series A (AMBAC), 5.50%, 12/01/31	15,600	15,668,172
Sub-Series C (AGC), 6.25%, 6/01/38	5,695	5,987,267

		26,229,366

Puerto Rico — 2.7%
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC):
6.00%, 7/01/26	3,325	3,330,719
6.00%, 7/01/27	3,720	3,750,727
6.00%, 7/01/28	2,750	2,761,248

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	$10,195	$10,439,884
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.70%, 8/01/41 (c)	7,500	977,100
First Sub-Series C, 6.00%, 8/01/39	1,180	1,176,802

		22,436,480

South Carolina — 1.1%
Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC):
5.25%, 12/01/28	3,895	3,901,271
5.25%, 12/01/29	3,215	3,203,330
5.25%, 12/01/30	1,160	1,144,444
South Carolina State Housing Finance & Development Authority, Refunding RB, Series A-2, AMT (AGM), 6.35%, 7/01/19	490	496,821

		8,745,866

Tennessee — 0.2%
Tennessee Housing Development Agency, Refunding RB, Homeownership Program, Series A, AMT (AGM), 5.35%, 1/01/26	1,505	1,504,970

Texas — 15.5%
City of Houston Texas, RB, Combined, First Lien, Series A (AGM), 5.00%, 11/15/36	10,000	9,758,600
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC):
6.00%, 11/15/35	5,700	6,158,679
5.38%, 11/15/38	3,650	3,707,013
Dallas ISD, GO, School Building (PSF-GTD), 6.38%, 2/15/34	10,000	11,162,900
Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, Joint Series A, AMT (NPFGC), 5.63%, 11/01/26	15,000	15,025,200
Grand Prairie ISD Texas, GO, Refunding, CAB, 6.24%, 8/15/28 (c)	10,000	3,402,700
Harris County Hospital District, RB, Senior Lien, Series A (NPFGC), 5.25%, 2/15/37	9,650	8,953,366
Harris County-Houston Sports Authority, Refunding RB, Senior Lien, Series G (NPFGC), 5.25%, 11/15/30	5,000	4,200,000
Judson ISD Texas, GO, School Building (AGC), 5.00%, 2/01/37	10,000	9,565,600
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, AMT (NPFGC), 5.20%, 5/01/30 (d)	4,150	3,818,000
North Texas Tollway Authority, Refunding, First Tier, RB:
Series A, 6.00%, 1/01/28	6,275	6,481,950
System, Series A (NPFGC), 5.13%, 1/01/28	21,750	20,904,577
System, Series B (NPFGC), 5.75%, 1/01/40	10,000	9,397,800
Texas Department of Housing & Community Affairs, MRB, Series A, AMT (NPFGC), 5.45%, 9/01/23	3,930	3,947,017
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC):
5.50%, 8/15/39	5,500	5,056,205
5.00%, 8/15/42	6,900	5,859,480

		127,399,087

Municipal Bonds	Par (000)	Value

Utah — 2.4%
Utah Transit Authority, Refunding RB, CAB, Sub-Series A (c):
(AGC), 5.40%, 6/15/20	$15,930	$10,340,163
(NPFGC), 4.88%, 6/15/23	5,000	2,587,150
(NPFGC), 5.22%, 6/15/24	13,930	6,730,697

		19,658,010

Vermont — 0.3%
Vermont HFA, HRB, Series 12B, AMT (AGM), 6.30%, 11/01/19	290	295,678
Vermont HFA, Refunding RB, Multiple Purpose, Series C, AMT (AGM), 5.50%, 11/01/38 (d)	2,585	2,495,663

		2,791,341

Washington — 4.8%
Chelan County Public Utility District No. 1, RB, Chelan Hydro System, Series A, AMT (AMBAC), 5.45%, 7/01/37	3,030	2,747,271
Chelan County Public Utility District No. 1, Refunding RB, Chelan Hydro System, Series C, AMT (NPFGC), 5.65%, 7/01/32	6,000	5,727,480
Radford Court Properties Washington, RB (NPFGC), 5.75%, 6/01/32	10,000	9,998,500
Seattle Housing Authority Washington, RB, Capital Fund Program, High Rise Rehabilitation, Series III, AMT (AGM), 5.15%, 11/01/27	6,255	6,093,558
Washington Health Care Facilities Authority, RB:
Providence Health & Services, Series A, 5.00%, 10/01/39	1,125	995,591
Providence Health & Services, Series A, 5.25%, 10/01/39	2,725	2,505,883
Providence Health System, Series A (NPFGC), 5.25%, 10/01/21	5,575	5,695,810
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	5,400	5,623,344

		39,387,437

Wisconsin — 0.8%
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/33	3,745	3,355,408
SynergyHealth Inc., 6.00%, 11/15/32	3,395	3,400,432

		6,755,840

Total Municipal Bonds — 120.5%		988,463,479

Municipal Bonds Transferred to Tender Option Bond Trusts (e)

Arizona — 1.3%
Arizona School Facilities Board, COP (AGC), 5.13%, 9/01/21	10,000	10,287,400

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	23

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

California — 12.7%
Alameda County Joint Powers Authority, Refunding RB, Lease (AGM), 5.00%, 12/01/34	$6,990	$6,475,956
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/33	7,996	7,460,764
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/37	18,435	17,004,418
City of Riverside California, RB, Issue D (AGM), 5.00%, 10/01/38	20,000	18,061,000
Foothill-De Anza Community College District, GO, Election of 1999, Series C (NPFGC), 5.00%, 8/01/36	7,500	7,227,900
Las Virgenes Unified School District California, GO, Series A (AGM), 5.00%, 8/01/31	10,000	9,331,263
Los Angeles Community College District California, GO, Election of 2008, Series A, 6.00%, 8/01/33	5,248	5,551,568
Orange County Sanitation District, COP, Series B (AGM), 5.00%, 2/01/37	10,780	10,625,738
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,047	1,052,619
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	9,370	9,051,982
San Francisco Bay Area Rapid Transit District, RB (AGM), 5.00%, 7/01/36	10,000	9,802,099
University of California, RB, Series O, 5.75%, 5/15/34	2,205	2,340,497

		103,985,804

Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	2,469	2,412,016

Connecticut — 0.6%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series T-1, 4.70%, 7/01/29	5,010	5,044,569

District of Columbia — 0.9%
District of Columbia, RB, Series A, 5.50%, 12/01/30	2,595	2,718,626
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	4,281	4,626,524

		7,345,150

Florida — 0.4%
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	3,299	3,241,375

Georgia — 1.2%
Metropolitan Atlanta Rapid Transit Authority, RB, Third Indenture, Series B (AGM), 5.00%, 7/01/37	10,000	9,784,190

Hawaii — 1.2%
Honolulu City & County Board of Water Supply, RB, Series A (NPFGC), 5.00%, 7/01/33	9,830	9,744,577

Illinois — 2.7%
City of Chicago Illinois, GO, Refunding, Series A (AGC), 5.25%, 1/01/24	11,000	10,827,410
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	10,000	10,960,700

		21,788,110

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

Kentucky — 0.7%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	$5,985	$6,086,916

Louisiana — 1.2%
State of Louisiana, RB, Series A (AGM), 5.00%, 5/01/36	10,000	9,638,100

Nevada — 0.7%
Clark County Water Reclamation District, GO, Series B:
5.50%, 7/01/29	510	523,986
5.75%, 7/01/34	4,813	5,089,208

		5,613,194

New Jersey — 1.3%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	10,000	10,975,700

New York — 4.9%
New York City Municipal Water Finance Authority, RB, Series DD, 5.00%, 6/15/37	17,567	16,942,848
Port Authority of New York & New Jersey, RB, Consolidated, 155th Series, AMT (AGM), 5.13%, 7/15/30	19,500	18,745,155
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34	4,500	4,528,215

		40,216,218

North Carolina — 1.1%
North Carolina HFA, RB, Series 31-A, AMT, 5.25%, 7/01/38	9,956	9,169,933

Ohio — 0.7%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 10/01/41	4,990	4,492,796
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	1,520	1,490,816

		5,983,612

South Carolina — 0.6%
South Carolina State Housing Finance & Development Authority, Refunding RB, Series B-1, 5.55%, 7/01/39	4,788	4,781,153

Texas — 4.1%
Friendswood ISD Texas, GO, Schoolhouse (PSF-GTD), 5.00%, 2/15/37	12,955	12,977,548
Houston ISD, GO, Schoolhouse (PSF-GTD), 5.00%, 2/15/33	10,000	10,041,100
Texas State University Systems, Refunding RB, 5.25%, 3/15/26	10,000	10,316,900

		33,335,548

Virginia — 0.5%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	3,950	3,990,803

Washington — 6.2%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/34	16,770	16,743,084
County of King Washington, RB (AGM), 5.00%, 1/01/37	15,785	15,514,038
Port of Seattle Washington, Refunding RB, Series B, AMT (NPFGC), 5.20%, 7/01/29	20,565	18,981,513

		51,238,635

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	$3,959	$3,642,996

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 43.7%		358,305,999

Total Long-Term Investments (Cost — $1,407,170,806) — 164.2%		1,346,769,478

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.15% (f)(g)	16,618,977	16,618,977

Total Short-Term Securities (Cost — $16,618,977) — 2.0%		16,618,977

Total Investments (Cost — $1,423,789,783*) — 166.2%		1,363,388,455
Other Assets Less Liabilities — 1.2%		8,795,107
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (23.9)%		(195,707,487)
Preferred Shares, at Redemption Value — (43.5)%		(356,492,999)

Net Assets Applicable to Common Shares — 100.0%		$819,983,076

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,233,666,533

Gross unrealized appreciation	$12,814,066
Gross unrealized depreciation	(78,665,488)

Net unrealized depreciation	$(65,851,422)

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Morgan Stanley Co. Inc.	$3,171,648	$25,952

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Variable rate security. Rate shown is as of report date.

(e)

Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2010	Net Activity	Shares Held at January 31, 2011	Income

FFI Institutional Tax-Exempt Fund	11,426,470	5,192,507	16,618,977	$13,192

(g)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$1,346,769,478	—	$1,346,769,478
Short-Term Securities	$16,618,977	—	—	16,618,977

Total	$16,618,977	$1,346,769,478	—	$1,363,388,455

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	25

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan — 134.6%

Corporate — 13.7%
Delta County EDC, Refunding RB, Mead Westvaco- Escanaba, Series A, 6.25%, 4/15/12 (a)	$2,420	$2,585,165
Dickinson County EDC Michigan, Refunding RB, International Paper Co. Project, Series A, 5.75%, 6/01/16	2,500	2,530,800
Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, Series A, AMT (NPFGC), 5.55%, 9/01/29	9,500	9,179,185
Monroe County EDC Michigan, Refunding RB, Detroit Edison Co. Project, Series AA (NPFGC), 6.95%, 9/01/22	5,700	6,588,060

		20,883,210

County/City/Special District/ School District — 34.3%
Adrian City School District Michigan, GO (AGM), 5.00%, 5/01/14 (a)	2,400	2,687,352
Allendale Public School District Michigan, GO, School Building and Site, Series A (AGM), 5.50%, 5/01/16	1,000	1,130,090
Bay City School District Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/36	2,915	2,683,549
Charter Township of Canton Michigan, GO, Capital Improvement (AGM):
5.00%, 4/01/25	1,250	1,249,662
5.00%, 4/01/26	1,250	1,232,925
5.00%, 4/01/27	500	501,280
City of Oak Park Michigan, GO, Street Improvement (NPFGC), 5.00%, 5/01/30	600	586,176
County of Genesee Michigan, GO, Refunding, Series A (NPFGC), 5.00%, 5/01/19	400	417,020
County of Genesee Michigan, GO, Water Supply System (NPFGC), 5.13%, 11/01/33	500	469,615
County of Wayne Michigan, GO, Airport Hotel, Detroit Metropolitan Airport, Series A (NPFGC), 5.00%, 12/01/30	1,180	995,767
Dearborn Brownfield Redevelopment Authority, GO, Limited Tax, Redevelopment, Series A (AGC), 5.50%, 5/01/39	2,000	1,994,120
Detroit City School District Michigan, GO, School Building & Site Improvement (FGIC):
Series A, 5.38%, 5/01/13 (a)	1,480	1,626,372
Series B, 5.00%, 5/01/28	1,900	1,739,374
Eaton Rapids Public Schools Michigan, GO, School Building & Site (AGM), 5.25%, 5/01/23	2,000	2,095,700
Gibraltar School District Michigan, GO, School Building & Site:
(FGIC), 5.00%, 5/01/14 (a)	3,065	3,431,972
(NPFGC), 5.00%, 5/01/28	585	562,074
Grand Blanc Community Schools Michigan, GO (NPFGC):
5.63%, 5/01/17	1,000	1,029,660
5.63%, 5/01/18	1,000	1,028,900
5.63%, 5/01/19	1,100	1,131,207
Grand Rapids Building Authority Michigan, RB, Series A (AMBAC) (a):
5.50%, 10/01/12	535	578,405
5.50%, 10/01/12	130	140,547

Municipal Bonds	Par (000)	Value

Michigan (continued)

County/City/Special District/ School District (concluded)
Gull Lake Community School District, GO, Refunding (AGM), 4.00%, 5/01/26	$615	$554,152
Harper Creek Community School District Michigan, GO, Refunding (AGM), 5.00%, 5/01/22	1,000	1,034,750
Harper Woods School District Michigan, GO, Refunding, School Building & Site:
(FGIC), 5.00%, 5/01/14 (a)	215	240,376
(NPFGC), 5.00%, 5/01/34	10	9,224
Haslett Public School District Michigan, GO, Building & Site (NPFGC), 5.63%, 11/01/11 (a)	1,275	1,324,865
Jonesville Community Schools Michigan, GO, Refunding (NPFGC), 5.00%, 5/01/29	1,085	1,021,723
L’Anse Creuse Public Schools Michigan, GO, School Building & Site (AGM):
5.00%, 5/01/12	400	419,240
5.00%, 5/01/25	1,000	1,010,210
5.00%, 5/01/26	1,050	1,032,329
5.00%, 5/01/35	2,000	1,892,380
Lincoln Consolidated School District Michigan, GO, Refunding (NPFGC), 4.63%, 5/01/28	2,325	2,112,076
Livonia Public Schools School District Michigan, GO, Refunding, Series A (NPFGC), 5.00%, 5/01/24	500	500,260
Ludington Area School District Michigan, GO (NPFGC), 5.25%, 5/01/23	1,440	1,491,278
Michigan State Building Authority, RB, Facilities Program, Series H (AGM), 5.00%, 10/15/26	3,000	2,910,840
New Haven Community Schools Michigan, GO, Refunding, School Building & Site (AGM), 5.00%, 5/01/23	500	509,130
New Lothrop Area Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/35	1,200	1,108,008
Pontiac Tax Increment Finance Authority Michigan, Tax Allocation Bonds, Refunding, Tax Increment Development (ACA), 5.38%, 6/01/12 (a)	640	684,928
Reed City Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/14 (a)	1,000	1,122,110
Rochester Community School District, GO (NPFGC), 5.00%, 5/01/19	265	283,643
Southfield Public Schools Michigan, GO, School Building & Site, Series B (AGM), 5.00%, 5/01/14 (a)	1,000	1,122,110
Sparta Area Schools Michigan, GO, School Building & Site (FGIC), 5.00%, 5/01/14 (a)	1,000	1,118,030
Thornapple Kellogg School District Michigan, GO, School Building & Site (NPFGC), 5.00%, 5/01/32	1,500	1,406,565
Van Dyke Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/28	750	726,353
Zeeland Public Schools Michigan, GO, School Building & Site (NPFGC), 5.00%, 5/01/29	1,230	1,199,717

		52,146,064

Education — 8.8%
Ferris State University, Refunding RB, General (AGM):
4.50%, 10/01/23	1,360	1,334,813
4.50%, 10/01/24	1,595	1,538,042
4.50%, 10/01/25	1,405	1,325,941
Michigan Higher Education Facilities Authority, RB, Limited Obligation, Hillsdale College Project, 5.00%, 3/01/35	1,125	966,004

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan (continued)

Education (concluded)
Michigan Higher Education Facilities Authority, Refunding RB, Limited Obligation, Creative Studies (a):
5.85%, 6/01/12	$550	$587,158
5.90%, 6/01/12	1,000	1,068,230
Michigan Higher Education Student Loan Authority, RB, Student Loan, Series XVII-Q, AMT (AMBAC), 5.00%, 3/01/31	500	426,990
Michigan State University, Refunding RB, General, Series C:
5.00%, 2/15/40	3,770	3,679,633
5.00%, 2/15/44	1,000	968,570
Saginaw Valley State University Michigan, Refunding RB, General (NPFGC), 5.00%, 7/01/24	1,450	1,412,619

		13,308,000

Health — 21.8%
Dickinson County Healthcare System, Refunding RB, Series A (ACA), 5.80%, 11/01/24	2,170	2,188,619
Flint Hospital Building Authority Michigan, Refunding RB, Hurley Medical Center (ACA):
6.00%, 7/01/20	695	651,243
Series A, 5.38%, 7/01/20	385	342,943
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	2,750	2,523,152
Kent Hospital Finance Authority Michigan, RB, Spectrum Health, Series A (NPFGC), 5.50%, 7/15/11 (a)	3,000	3,098,760
Michigan State Hospital Finance Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/25	2,300	2,276,149
Hospital, MidMichigan Obligation Group, Series A (AMBAC), 5.50%, 4/15/18	1,000	1,012,120
McLaren Health Care, Series C, 5.00%, 8/01/35	1,585	1,407,004
Mercy Health Services, Series R (AMBAC), 5.38%, 8/15/26 (b)	2,000	2,006,740
Michigan State Hospital Finance Authority, Refunding RB:
Hospital, Crittenton, Series A, 5.63%, 3/01/27	1,300	1,218,230
Hospital, Oakwood Obligation Group, Series A, 5.00%, 7/15/25	2,470	2,275,809
Hospital, Oakwood Obligation Group, Series A, 5.00%, 7/15/37	3,340	2,765,654
Hospital, Sparrow Obligated, 5.00%, 11/15/31	1,595	1,418,944
McLaren Health Care, 5.75%, 5/15/38	1,500	1,469,520
Trinity Health Credit, Series A, 6.13%, 12/01/23	940	1,009,034
Trinity Health Credit, Series A, 6.25%, 12/01/28	570	594,282
Trinity Health Credit, Series A, 6.50%, 12/01/33	1,400	1,467,130
Trinity Health Credit, Series C, 5.38%, 12/01/23	1,000	1,004,680
Trinity Health Credit, Series C, 5.38%, 12/01/30	1,950	1,831,069
Trinity Health Credit, Series D, 5.00%, 8/15/34	1,650	1,466,140
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,000	1,113,510

		33,140,732

Municipal Bonds	Par (000)	Value

Michigan (continued)

Housing — 5.1%
Michigan State HDA, RB:
Deaconess Tower, AMT (Ginnie Mae), 5.25%, 2/20/48	$1,000	$927,390
Series A, 4.75%, 12/01/25	2,675	2,472,636
Series A, 6.00%, 10/01/45	4,280	4,239,469
Series A, AMT (NPFGC), 5.30%, 10/01/37	20	18,856

		7,658,351

State — 13.2%
Michigan Municipal Bond Authority, Refunding RB, Local Government, Charter County Wayne, Series B (AGC):
5.00%, 11/01/14	1,500	1,640,640
5.00%, 11/01/15	1,000	1,086,500
5.00%, 11/01/16	500	550,765
5.38%, 11/01/24	125	130,285
Michigan State Building Authority, Refunding RB, Facilities Program:
Series I, 6.25%, 10/15/38	2,350	2,462,260
Series I (AGC), 5.25%, 10/15/24	2,000	2,027,740
Series I (AGC), 5.25%, 10/15/25	1,500	1,501,125
Series I (AGC), 5.25%, 10/15/26	400	395,336
Series II (NPFGC), 5.00%, 10/15/29	2,000	1,846,540
State of Michigan, COP, Refunding, New Center Development Inc. (NPFGC), 5.75%, 9/01/11 (b)	5,045	5,202,454
State of Michigan, RB, GAN (AGM), 5.25%, 9/15/27	3,250	3,264,235

		20,107,880

Transportation — 14.9%
State of Michigan, Refunding RB (AGM), 5.25%, 5/15/19	1,000	1,107,390
Sturgis Building Authority, RB, Sturgis Hospital Project (NPFGC), 4.75%, 10/01/34	3,525	3,109,262
Wayne County Airport Authority, RB, Detroit Metropolitan Wayne County Airport, AMT (NPFGC):
5.25%, 12/01/25	4,475	4,131,454
5.25%, 12/01/26	3,700	3,365,742
5.00%, 12/01/34	5,200	4,228,484
Wayne County Airport Authority, Refunding RB, AMT (AGC):
5.75%, 12/01/26	3,060	2,936,957
5.38%, 12/01/32	4,300	3,777,206

		22,656,495

Utilities — 22.8%
City of Detroit Michigan, RB:
Second Lien, Series B (AGM), 7.00%, 7/01/36	2,000	2,205,500
Second Lien, Series B (NPFGC), 5.00%, 7/01/13 (a)	1,780	1,949,563
Second Lien, Series B (NPFGC), 5.00%, 7/01/34	2,620	2,283,671
Senior Lien, Series A (AGM), 5.00%, 7/01/25	3,460	3,262,849
Senior Lien, Series A (FGIC), 5.75%, 7/01/11 (a)	1,000	1,030,770
Senior Lien, Series A (NPFGC), 5.00%, 7/01/34	4,600	4,093,908
City of Detroit Michigan, Refunding RB, Second Lien, Series C (AGM), 5.00%, 7/01/29	6,475	5,745,591

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	27

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan (concluded)

Utilities (concluded)
City of Grand Rapids Michigan, RB (NPFGC), 5.00%, 1/01/34	$6,900	$6,698,175
City of Grand Rapids Michigan, Refunding RB, Series A (NPFGC), 5.50%, 1/01/22	1,500	1,620,135
City of Wyoming Michigan, RB (NPFGC), 5.00%, 6/01/30	5,300	5,041,042
Michigan Municipal Bond Authority, RB, Clean Water Revolving-Pooled, 5.00%, 10/01/27	760	776,910

		34,708,114

Total Municipal Bonds in Michigan		204,608,846

Guam — 1.1%

County/City/Special District/ School District — 0.5%
Territory of Guam, RB, Section 30, Series A, 5.63%, 12/01/29	850	817,955

Utilities — 0.6%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/37	955	857,829

Total Municipal Bonds in Guam		1,675,784

Puerto Rico — 9.3%

County/City/Special District/ School District — 1.9%
Puerto Rico Sales Tax Financing Corp., Refunding RB, First Sub-Series C (AGM), 5.13%, 8/01/42	3,200	2,976,224

State — 5.4%
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/27	4,200	4,234,692
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC) (c):
5.19%, 8/01/43	12,500	1,397,375
5.00%, 8/01/46	30,000	2,631,600

		8,263,667

Transportation — 2.0%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGC), 5.50%, 7/01/31	3,000	2,988,900

Total Municipal Bonds in Puerto Rico		14,228,791

Total Municipal Bonds — 145.0%		220,513,421

Municipal Bonds Transferred to Tender Option Bond Trusts (d)

Michigan — 10.9%

Corporate — 4.9%
Wayne State University, Refunding RB, General (AGM), 5.00%, 11/15/35	7,790	7,427,687

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value

Michigan (concluded)

County/City/Special District/
School District — 2.6%
Lakewood Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/37	$3,970	$3,944,671

Education — 3.4%
Portage Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/31	2,850	2,744,379
Saginaw Valley State University, Refunding RB, General (AGM), 5.00%, 7/01/31	2,500	2,394,975

		5,139,354

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.9%		16,511,712

Total Long-Term Investments (Cost — $248,212,449) — 155.9%		237,025,133

Short-Term Securities	Shares

BIF Michigan Municipal Money Fund, 0.00% (e)(f)	9,328,659	9,328,659

Total Short-Term Securities (Cost — $9,328,659) — 6.1%		9,328,659

Total Investments (Cost — $257,541,108*) — 162.0%		246,353,792
Other Assets Less Liabilities — 1.4%		2,080,396
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (5.9)%		(9,035,659)
Preferred Shares, at Redemption Value — (57.5)%		(87,357,820)

Net Assets Applicable to Common Shares — 100.0%		$152,040,709

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$248,553,380

Gross unrealized appreciation	$4,018,438
Gross unrealized depreciation	(15,248,026)

Net unrealized depreciation	$(11,229,588)

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security is collateralized by Municipal or US Treasury obligations.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)

Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Schedule of Investments (concluded)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)

(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2010	Net Activity	Shares Held at January 31, 2011	Income

BIF Michigan Municipal Money Fund	605,019	8,723,640	9,328,659	—

(f)	Represents the current yield as of report date.

•

For Fund compliance purposes,the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$237,025,133	—	$237,025,133
Short-Term Securities	$9,328,659	—	—	9,328,659

Total	$9,328,659	$237,025,133	—	$246,353,792

[1]	See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	29

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York — 115.6%

Corporate — 6.2%
New York City Industrial Development Agency, Refunding RB, Terminal One Group Association Project, AMT, 5.50%, 1/01/24 (a)	$1,500	$1,475,445
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	900	869,751
New York State Energy Research & Development Authority, RB, Lilco Project, Series A (NPFGC), 5.15%, 3/01/16	3,000	3,061,110
New York State Energy Research & Development Authority, Refunding RB, Brooklyn Union Gas/Keyspan, Series A, AMT (FGIC), 4.70%, 2/01/24	4,750	4,574,535
Suffolk County Industrial Development Agency New York, RB, KeySpan, Port Jefferson, AMT, 5.25%, 1/03/11	4,625	4,329,694
Suffolk County Industrial Development Agency New York, Refunding RB, Ogden Martin System Huntington, AMT (AMBAC):
6.15%, 10/01/11	9,170	9,479,671
6.25%, 10/01/12	6,470	6,937,781

		30,727,987

County/City/Special District/ School District — 33.9%
Amherst Development Corp., RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	2,000	1,736,140
City of Buffalo New York, GO, School, Series D (NPFGC):
5.50%, 12/15/14	1,250	1,285,075
5.50%, 12/15/16	1,500	1,539,900
City of New York New York, GO, Refunding:
Series 02-B (AMBAC), 7.00%, 2/01/18	70	70,351
Series E, 5.00%, 8/01/27	1,070	1,077,362
Dutchess County Resource Recovery Agency New York, RB, Solid Waste System, Series A (NPFGC), 5.40%, 1/01/13	1,700	1,747,855
Erie County Industrial Development Agency, RB, City of Buffalo Project (AGM), 5.75%, 5/01/20	1,900	1,980,788
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	750	637,605
(FGIC), 5.00%, 2/15/47	11,000	9,351,540
(NPFGC), 4.50%, 2/15/47	17,525	13,231,375
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 6.53%, 3/01/39 (b)	5,000	861,700
CAB, Yankee Stadium (AGC), 6.47%, 3/01/43 (b)	4,330	563,116
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	1,000	1,044,410
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	11,800	9,592,220

Municipal Bonds	Par (000)	Value

New York (continued)

County/City/Special District/ School District (concluded)
New York City Industrial Development Agency, RB, PILOT (concluded):
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	$5,250	$4,212,862
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/46	8,050	6,318,203
Yankee Stadium (FGIC), 5.00%, 3/01/46	9,650	8,342,232
Yankee Stadium (NPFGC), 5.00%, 3/01/36	3,500	3,102,610
New York City Transit Authority/Metropolitan Transit Authority/Triborough Bridge & Tunnel Authority, COP, Series A (AMBAC), 5.63%, 1/01/12	1,020	1,023,499
New York City Transitional Finance Authority, RB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,700	1,494,946
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	6,000	6,143,400
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,500	1,537,815
Future Tax Secured, Series C (FGIC), 5.00%, 2/01/33	12,395	12,151,934
Future Tax Secured, Series E (NPFGC), 5.25%, 2/01/22	2,500	2,635,075
Series S-2 (AGM), 5.00%, 1/15/37	5,000	4,830,650
Series S-2 (NPFGC), 4.25%, 1/15/34	5,980	5,161,697
New York City Transitional Finance Authority, Refunding RB, Series A (FGIC), 5.00%, 11/15/26	1,000	1,005,250
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/30	1,500	1,396,425
5.00%, 11/15/35	33,000	29,950,800
5.00%, 11/15/44	14,470	12,898,558
North Country Development Authority, Refunding RB (AGM), 6.00%, 5/15/15	980	1,061,859
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.00%, 10/15/32	11,200	11,140,416
Syracuse Industrial Development Agency New York, RB, Carousel Center Project, Series A, AMT (Syncora), 5.00%, 1/01/36	6,150	4,496,634
Town of Huntington New York, GO, Refunding (AMBAC):
5.50%, 4/15/12	460	487,651
5.50%, 4/15/13	455	499,745
Town of North Hempstead New York, GO, Refunding, Series B (NPFGC):
6.40%, 4/01/13	1,745	1,938,067
6.40%, 4/01/17	555	666,227

		167,215,992

Education — 11.2%
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	5,725	5,279,710
Madison County Industrial Development Agency New York, RB, Colgate University Project, Series A (AMBAC):
5.00%, 7/01/30	5,410	5,356,711
5.00%, 7/01/35	2,675	2,608,607

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)

Education (concluded)
New York City Industrial Development Agency, Refunding RB:
Nightingale-Bamford School (AMBAC), 5.25%, 1/15/18	$1,275	$1,341,746
Polytechnic University Project (ACA), 5.25%, 11/01/37	500	449,085
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	5,500	5,678,530
New York City Trust for Cultural Resources, Refunding RB, Museum of Modern Art, Series 1A, 5.00%, 4/01/31	1,000	991,150
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40 (c)	2,075	2,051,470
Cornell University, Series A, 5.00%, 7/01/40	1,000	984,810
Mount Sinai School of Medicine, 5.13%, 7/01/39	665	613,216
Mount Sinai School of Medicine at NYU (NPFGC), 5.00%, 7/01/35	7,100	6,536,473
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	4,580	4,662,165
The New School (AGM), 5.50%, 7/01/43	6,550	6,452,208
Rensselaer County Industrial Development Agency New York, RB, Polytechnic Institute, Series B (AMBAC), 5.50%, 8/01/22	1,255	1,264,726
Trust for Cultural Resources, RB, Carnegie Hall, Series A:
4.75%, 12/01/39	3,550	3,190,527
5.00%, 12/01/39	2,150	2,009,971
Trust for Cultural Resources, Refunding RB, American Museum of Natural History, Series A (NPFGC):
5.00%, 7/01/36	5,250	5,059,583
5.00%, 7/01/44	500	476,605

		55,007,293

Health — 9.8%
Dutchess County Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC):
5.50%, 4/01/30	250	238,038
5.50%, 4/01/34	490	465,966
Monroe County Industrial Development Corp., RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	4,650	4,630,284
New York City Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	3,200	3,016,160
New York City Industrial Development Agency, RB, Royal Charter, New York Presbyterian (AGM), 5.75%, 12/15/29	7,970	8,154,426
New York State Dormitory Authority, MRB, Montefiore Hospital (NPFGC), 5.00%, 8/01/33	1,500	1,389,285

Municipal Bonds	Par (000)	Value

New York (continued)

Health (concluded)
New York State Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	$2,750	$2,666,455
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	6,500	6,263,855
New York & Presbyterian Hospital (AGM), 5.25%, 2/15/31	3,000	3,035,610
New York & Presbyterian Hospital (AGM), 5.00%, 8/15/36	5,000	4,731,100
New York State Rehabilitation Association, Series A (CIFG), 5.25%, 7/01/19	1,180	1,198,278
New York State Rehabilitation Association, Series A (CIFG), 5.13%, 7/01/23	1,000	970,910
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	2,075	1,972,640
NYU Hospital Center, Series A, 5.75%, 7/01/31	3,450	3,321,556
NYU Hospital Center, Series A, 6.00%, 7/01/40	1,800	1,756,206
Series B (NPFGC), 6.50%, 2/15/11 (d)	1,000	1,002,400
New York State Dormitory Authority, Refunding RB, St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	2,900	2,566,761
Oneida County Industrial Development Agency New York, RB, Civic Facility, Mohawk Valley, Series A (AGM), 5.20%, 2/01/13	720	731,239

		48,111,169

Housing — 3.8%
Monroe County Industrial Development Agency, IDRB, Southview Towers Project, AMT (SONYMA):
6.13%, 2/01/20	1,060	1,066,318
6.25%, 2/01/31	1,125	1,127,801
New York City Housing Development Corp., RB, AMT:
Series A-1-A, 5.00%, 11/01/30	750	681,570
Series A-1-A, 5.45%, 11/01/46	1,335	1,175,027
Series C, 5.00%, 11/01/26	1,500	1,457,205
Series C, 5.05%, 11/01/36	2,000	1,724,180
Series H-1, 4.70%, 11/01/40	1,340	1,146,249
Series H-2-A, 5.20%, 11/01/35	840	755,840
Series H-2-A, 5.35%, 5/01/41	600	530,652
New York Mortgage Agency, Refunding RB, AMT:
Homeowner Mortgage, Series 97, 5.50%, 4/01/31	980	961,204
Series 133, 4.95%, 10/01/21	520	522,959
Series 143, 4.85%, 10/01/27	1,100	1,014,189
Series 143, 4.90%, 10/01/37	980	868,221
Series 143 (NPFGC), 4.85%, 10/01/27	2,485	2,347,878
New York State HFA, RB, St. Philip’s Housing, Series A, AMT (Fannie Mae), 4.65%, 11/15/38	1,500	1,305,960
Yonkers Industrial Development Agency New York, RB, Monastery Manor Associates LP Project, AMT (SONYMA), 5.25%, 4/01/37	2,445	2,160,304

		18,845,557

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	31

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)

State — 8.4%
New York State Dormitory Authority, ERB, Series C, 5.00%, 12/15/31	$1,500	$1,501,425
New York State Dormitory Authority, RB:
Master BOCES Program Lease (AGC), 5.00%, 8/15/28	1,750	1,741,880
Mental Health Facilities, Series B, 5.25%, 2/15/14 (e)	1,570	1,752,936
Mental Health Services Facilities, Series C AMT (AGM), 5.40%, 2/15/33	6,460	6,064,325
School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	550	525,212
School Districts Financing Program, Series C (AGM), 5.00%, 10/01/37	4,050	3,849,565
School Districts Financing Program, Series E (NPFGC), 5.75%, 10/01/30	6,900	7,155,783
New York State Dormitory Authority, Refunding RB, School Districts Financing Program, Series B (AGM), 5.00%, 4/01/36	5,000	4,765,800
New York State Thruway Authority, RB:
Second General, Series B, 5.00%, 4/01/27	1,500	1,518,555
Series A (AMBAC), 5.00%, 4/01/26	4,380	4,439,393
New York State Urban Development Corp., RB (NPFGC):
Personal Income Tax, Series C-1, 5.00%, 3/15/13 (e)	3,000	3,264,990
State Personal Income Tax, State Facilities, Series A-1, 5.00%, 3/15/29	5,000	5,022,650

		41,602,514

Tobacco — 1.9%
Tobacco Settlement Financing Corp. New York, RB, Asset-Backed:
Series A-1 (AMBAC), 5.25%, 6/01/20	5,000	5,307,600
Series A-1 (AMBAC), 5.25%, 6/01/22	2,000	2,058,420
Series B-1C, 5.50%, 1/07/11	1,900	1,998,097

		9,364,117

Transportation — 29.4%
Hudson Yards Infrastructure Corp., RB:
(AGC), 5.00%, 2/15/47	4,300	3,764,865
Series A (AGC), 5.00%, 2/15/47	550	481,553
Series A (AGM), 5.00%, 2/15/47	3,840	3,362,112
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	3,200	3,499,744
Transportation, Series A (NPFGC), 5.00%, 11/15/32	1,295	1,175,834
Metropolitan Transportation Authority, Refunding RB:
Series A (AGM), 5.00%, 11/15/32	1,015	991,229
Series A (AGM), 5.75%, 11/15/32	29,300	29,380,868
Series A (NPFGC), 5.13%, 11/15/22	1,390	1,412,671
Series A (NPFGC), 5.00%, 11/15/30	6,600	6,485,556
Series A (NPFGC), 5.25%, 11/15/31	2,500	2,372,500
Series B, 5.00%, 11/15/34	1,500	1,433,580
Series C (AGM), 5.13%, 7/01/12 (e)	1,640	1,747,420
Transportation, Series F (NPFGC), 5.25%, 11/15/12 (e)	6,235	6,752,941
Transportation, Series F (NPFGC), 5.00%, 11/15/31	5,000	4,593,550

Municipal Bonds	Par (000)	Value

New York (concluded)

Transportation (concluded)
New York State Thruway Authority, RB:
Series F (AMBAC), 5.00%, 1/01/30	$6,000	$5,793,300
Series G (AGM), 4.75%, 1/01/29	7,250	7,003,572
Series G (AGM), 4.75%, 1/01/30	9,000	8,588,700
Series G (AGM), 5.00%, 1/01/30	2,000	1,968,680
Series G (AGM), 5.00%, 1/01/32	1,030	997,493
Niagara Falls Bridge Commission, Refunding RB, Bridge System, Series A (AGC), 4.00%, 10/01/19	3,900	3,999,489
Niagara Frontier Transportation Authority New York, RB, Buffalo Niagara International Airport, Series B (NPFGC), 5.50%, 4/01/19	2,705	2,710,735
Port Authority of New York & New Jersey, RB:
Consolidated, 116th Series, 4.13%, 9/15/32	2,700	2,359,665
Consolidated, 161st Series, 4.50%, 10/15/37	1,000	904,830
Special Project, JFK International Air Terminal, Series 6 AMT (NPFGC), 6.25%, 12/01/11	7,175	7,337,011
Special Project, JFK International Air Terminal, Series 6 AMT (NPFGC), 6.25%, 12/01/13	4,425	4,653,772
Special Project, JFK International Air Terminal, Series 6 AMT (NPFGC), 6.25%, 12/01/14	7,380	7,787,007
Special Project, JFK International Air Terminal, Series 6 AMT (NPFGC), 5.75%, 12/01/22	10,160	9,889,033
Special Project, JFK International Air Terminal, Series 6 AMT (NPFGC), 5.75%, 12/01/25	3,500	3,345,055
Triborough Bridge & Tunnel Authority, RB:
Sub-Series A (NPFGC), 5.25%, 11/15/30	6,000	6,011,820
Subordinate Bonds (AMBAC), 5.00%, 11/15/28	2,465	2,444,738
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, 5.00%, 11/15/38	2,000	1,927,160

		145,176,483

Utilities — 11.0%
Buffalo Sewer Authority New York, Refunding RB, Series F (NPFGC), 6.00%, 7/01/13	3,315	3,476,142
Long Island Power Authority, RB, Series A (AMBAC), 5.00%, 9/01/29	7,000	6,658,050
Long Island Power Authority, Refunding RB:
General, Series A (AGC), 6.00%, 5/01/33	1,500	1,594,005
General, Series B (AGM), 5.00%, 12/01/35	4,000	3,803,280
Series A (AGC), 5.75%, 4/01/39	1,015	1,045,552
New York City Municipal Water Finance Authority, RB:
Series A (NPFGC), 5.75%, 6/15/11 (e)	14,650	14,942,414
Series DD, 5.00%, 6/15/32	5,000	4,935,100
Series DD (AGM), 4.50%, 6/15/39	1,000	889,920
Series G (AGM), 5.00%, 6/15/34	4,225	4,111,179
New York City Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	996,140
Series A (AGM), 4.25%, 6/15/39	500	428,070
Series A (NPFGC), 5.13%, 6/15/34	1,250	1,237,325
Series D (AGM), 5.00%, 6/15/37	9,000	8,680,140
Series F (AGM), 5.00%, 6/15/29	500	500,235
New York State Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Municipal Water, Series B, 5.00%, 6/15/33	1,040	1,034,394

		54,331,946

Total Municipal Bonds in New York		570,383,058

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Guam — 1.4%

Transportation — 0.9%
Guam International Airport Authority, Refunding RB, General, Series C, AMT (NPFGC):
5.25%, 10/01/21	$2,240	$2,240,381
5.25%, 10/01/22	2,050	2,043,645

		4,284,026

Utilities — 0.5%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/37	2,730	2,452,222

Total Municipal Bonds in Guam		6,736,248

Puerto Rico — 17.2%

County/City/Special District/ School District — 0.7%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A (AGM), 5.00%, 8/01/40	2,100	1,950,501
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.77%, 8/01/41 (b)	12,800	1,667,584

		3,618,085

Housing — 0.8%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	4,000	3,975,200

State — 7.7%
Commonwealth of Puerto Rico, GO, Refunding:
Public Improvement, Series A (NPFGC), 5.50%, 7/01/20	2,000	2,029,260
Public Improvement, Series A (NPFGC), 5.50%, 7/01/21	3,000	3,017,580
Public Improvement, Series A-4 (AGM), 5.25%, 7/01/30	2,150	2,088,747
Sub-Series C-7 (NPFGC), 6.00%, 7/01/27	2,000	2,016,520
Sub-Series C-7 (NPFGC), 6.00%, 7/01/28	4,775	4,794,530
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (b):
(AMBAC), 4.67%, 7/01/35	3,900	634,686
(AMBAC), 5.02%, 7/01/43	8,000	700,640
(FGIC), 4.62%, 7/01/31	22,030	5,013,808
Puerto Rico Convention Center Authority, RB, Series A (AMBAC), 5.00%, 7/01/31	4,000	3,490,000
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGM):
5.50%, 7/01/31	4,500	4,483,350
5.25%, 7/01/32	1,000	957,800
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/28	2,850	2,861,656
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	5,500	5,354,195
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.99%, 8/01/43 (b)	5,000	558,950

		38,001,722

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)

Transportation — 5.6%
Puerto Rico Highway & Transportation Authority, RB:
Series G (FGIC), 5.25%, 7/01/13 (e)	$655	$722,956
Series G (FGIC), 5.25%, 7/01/19	2,265	2,269,734
Series G (FGIC), 5.25%, 7/01/21	345	338,883
Series Y (AGM), 6.25%, 7/01/21	6,275	6,750,896
Puerto Rico Highway & Transportation Authority, Refunding RB:
Series AA-1 (AGM), 4.95%, 7/01/26	8,690	8,425,303
Series CC (AGM), 5.50%, 7/01/29	500	503,435
Series CC (AGM), 5.25%, 7/01/33	1,000	949,460
Series CC (AGM), 5.25%, 7/01/36	4,750	4,434,505
Series D, 5.75%, 7/01/12 (e)	3,000	3,212,730

		27,607,902

Utilities — 2.4%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A (AGC), 5.13%, 7/01/47	9,980	8,925,613
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC), 5.25%, 7/01/30	3,000	2,809,110

		11,734,723

Total Municipal Bonds in Puerto Rico		84,937,632

Total Municipal Bonds — 134.2%		662,056,938

Municipal Bonds Transferred to
Tender Option Bond Trusts (f)

New York — 29.4%

County/City/Special District/ School District — 11.8%
City of New York New York, GO:
Series J, 5.00%, 5/15/23	6,750	6,956,010
Sub-Series C-3 (AGC), 5.75%, 8/15/28	14,400	15,309,072
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.25%, 7/01/29	6,000	6,118,260
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC):
5.25%, 10/15/27	14,500	14,868,880
5.00%, 10/15/32	14,500	14,868,880

		58,121,102

Education — 1.3%
New York State Dormitory Authority, RB, New York University, Series A, 5.00%, 7/01/38	6,498	6,318,292

State — 1.6%
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	7,850	8,233,237

Transportation — 13.3%
Metropolitan Transportation Authority, RB, Series A (NPFGC), 5.00%, 11/15/31	3,901	3,792,707
Metropolitan Transportation Authority, Refunding RB, Series A (AGM), 5.00%, 11/15/30	8,460	8,060,857
New York State Thruway Authority, RB, Series G (AGM), 5.00%, 1/01/32	16,000	15,495,040
New York State Thruway Authority, Refunding RB, Series H (AGM), 5.00%, 1/01/37	10,000	9,552,300

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	33

Schedule of Investments (concluded)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value

New York (concluded)

Transportation (concluded)
Port Authority of New York & New Jersey, RB, Consolidated, 155th Series, AMT (AGM), 5.13%, 7/15/30	$2,500	$2,403,225
Triborough Bridge & Tunnel Authority, Refunding RB (NPFGC):
5.25%, 1/07/11	7,000	7,090,370
5.00%, 11/15/32	19,677	19,166,274

		65,560,773

Utilities — 1.4%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	4,094	4,270,875
Series FF-2, 5.50%, 6/15/40	2,759	2,820,313

		7,091,188

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 29.4%		145,324,592

Total Long-Term Investments (Cost — $843,770,117) — 163.6%		807,381,530

Short-Term Securities	Shares

BIF New York Municipal Money Fund, 0.00% (g)(h)	2,313,263	2,313,263

Total Short-Term Securities (Cost — $2,313,263) — 0.5%		2,313,263

Total Investments (Cost — $846,083,380*) — 164.1%		809,694,793
Other Assets Less Liabilities — 2.1%		10,216,050
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (16.0)%		(78,668,130)
Preferred Shares, at Redemption Value — (50.2)%		(247,728,429)

Net Assets Applicable to Common shares — 100.0%		$493,514,284

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$768,127,698

Gross unrealized appreciation	$8,989,659
Gross unrealized depreciation	(46,037,368)

Net unrealized depreciation	$(37,047,709)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Wells Fargo Brokerage	$2,051,470	$5,769

(d)	Security is collateralized by Municipal or US Treasury obligations.

(e)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)

Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2010	Net Activity	Shares Held at January 31, 2011	Income

BIF New York Municipal Money Fund	8,174,307	(5,861,044)	2,313,263	$12

(h)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$807,381,530	—	$807,381,530
Short-Term Securities	$2,313,263	—	—	2,313,263

Total	$2,313,263	$807,381,530	—	$809,694,793

[1]	See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Statements of Assets and Liabilities

January 31, 2011 (Unaudited)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	BlackRock MuniYield California Quality Fund, Inc. (MCA)	BlackRock MuniYield Quality Fund III, Inc. (MYI)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Assets

Investments at value — unaffiliated[1]	$460,423,582	$784,966,858	$1,346,769,478	$237,025,133	$807,381,530
Investments at value — affiliated[2]	434,253	11,363,487	16,618,977	9,328,659	2,313,263
Interest receivable	5,278,282	12,412,136	16,599,816	3,040,407	9,778,087
Investments sold receivable	4,150,968	—	695,590	—	6,745,238
Income receivable — affiliated	—	1,237	2,404	—	—
Prepaid expenses	17,761	32,868	52,110	9,639	30,216
Other assets	9,727	122,196	219,599	—	90,952

Total assets	470,314,573	808,898,782	1,380,957,974	249,403,838	826,339,286

Accrued Liabilities

Investments purchased payable	4,696,158	5,986,870	3,148,062	—	3,080,687
Income dividends payable — Common Shares	1,647,470	2,525,548	4,859,139	862,985	2,801,198
Investment advisory fees payable	193,715	338,044	581,906	102,359	345,345
Interest expense and fees payable	43,340	172,783	134,143	5,659	53,326
Other affiliates payable	2,445	4,170	7,236	1,293	4,295
Officer’s and Directors’ fees payable	680	98,725	178,069	505	106,927
Other accrued expenses payable	—	—	—	2,508	89,991

Total accrued liabilities	6,583,808	9,126,140	8,908,555	975,309	6,481,769

Other Liabilities

Trust certificates[3]	62,382,934	183,202,421	195,573,344	9,030,000	78,614,804

Total Liabilities	68,966,116	192,328,561	204,481,899	10,005,309	85,096,573

Preferred Shares at Redemption Value

$25,000 per share liquidation preference, plus unpaid dividends[4,5]	131,008,297	166,541,739	356,492,999	87,357,820	247,728,429

Net Assets Applicable to Common Shareholders	$270,339,534	$450,028,482	$819,983,076	$152,040,709	$493,514,284

Net Assets Applicable to Common Shareholders Consist of

Paid-in capital[6]	$298,976,954	$497,660,786	$952,125,486	$163,265,826	$550,722,532
Undistributed net investment income	5,637,037	7,935,920	16,375,411	2,827,224	9,729,754
Accumulated net realized loss	(16,561,859)	(16,140,752)	(88,116,493)	(2,865,025)	(30,549,415)
Net unrealized appreciation/depreciation	(17,712,598)	(39,427,472)	(60,401,328)	(11,187,316)	(36,388,587)

Net Assets Applicable to Common Shareholders	$270,339,534	$450,028,482	$819,983,076	$152,040,709	$493,514,284

Net asset value per Common Share	$12.06	$13.10	$12.15	$12.60	$12.51

[1] Investments at cost — unaffiliated	$478,136,180	$824,394,330	$1,407,170,806	$248,212,449	$843,770,117

[2] Investments at cost — affiliated	$434,253	$11,363,487	$16,618,977	$9,328,659	$2,313,263

[3] Represents short-term floating rate certificates issued by TOBs.
[4] Preferred Shares outstanding:
Par value $0.05 per share	—	—	—	1,941	9,908

Par value $0.10 per share	5,240	6,661	14,258	1,553	—

[5] Preferred Shares authorized	8,180	11,000	22,800	3,960	12,160

[6] Common Shares outstanding, 200 million shares authorized, $0.10 par value	22,414,561	34,361,200	67,488,045	12,069,721	39,453,493

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	35

Statements of Operations

Six Months Ended January 31, 2011 (Unaudited)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	BlackRock MuniYield California Quality Fund, Inc. (MCA)	BlackRock MuniYield Quality Fund III, Inc. (MYI)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Investment Income

Interest	$11,800,119	$19,183,327	$35,839,053	$6,222,680	$20,509,483
Income — affiliated	9,995	6,307	19,962	—	4,052

Total income	11,810,114	19,189,634	35,859,015	6,222,680	20,513,535

Expenses

Investment advisory	1,352,392	2,116,164	3,644,906	652,947	2,168,430
Commissions for Preferred Shares	90,011	110,168	228,607	60,595	181,533
Professional	76,376	112,320	181,400	39,060	87,706
Accounting services	28,756	39,308	61,969	20,300	42,426
Transfer agent	22,488	34,273	55,835	22,371	42,737
Officer and Directors	15,210	27,491	54,747	9,817	32,603
Custodian	11,645	15,837	26,082	7,792	19,567
Printing	10,189	12,832	28,247	5,296	16,265
Registration	4,337	5,401	10,145	4,592	6,798
Miscellaneous	38,053	48,347	66,077	31,682	56,512

Total expenses excluding interest expense and fees	1,649,457	2,522,141	4,358,015	854,452	2,654,577
Interest expense and fees[1]	238,138	726,890	739,813	31,737	305,185

Total expenses	1,887,595	3,249,031	5,097,828	886,189	2,959,762
Less fees waived by advisor	(95,345)	(17,503)	(3,297)	(8,695)	(15,881)

Total expenses after fees waived	1,792,250	3,231,528	5,094,531	877,494	2,943,881

Net investment income	10,017,864	15,958,106	30,764,484	5,345,186	17,569,654

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(1,029,213)	1,799,526	502,677	458,505	(1,294,633)
Financial futures contracts	—	(117,641)	(521,071)	—	(213,576)

	(1,029,213)	1,681,885	(18,394)	458,505	(1,508,209)

Net change in unrealized appreciation/depreciation on:
Investments	(32,647,512)	(56,416,204)	(103,166,137)	(15,126,120)	(53,125,910)
Financial futures contracts	—	89,999	399,313	—	141,179

	(32,647,512)	(56,326,205)	(102,766,824)	(15,126,120)	(52,984,731)

Total realized and unrealized loss	(33,676,725)	(54,644,320)	(102,785,218)	(14,667,615)	(54,492,940)

Dividends to Preferred Shareholders From

Net investment income	(276,682)	(498,787)	(1,191,444)	(231,827)	(714,945)

Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Operations	$(23,935,543)	$(39,185,001)	$(73,212,178)	$(9,554,256)	$(37,638,231)

[1]	Related to TOBs.

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Statements of Changes in Net Assets	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2011 (Unaudited)	Year Ended July 31, 2010

Operations

Net investment income	$10,017,864	$20,469,395
Net realized gain (loss)	(1,029,213)	849,064
Net change in unrealized appreciation/depreciation	(32,647,512)	27,313,334
Dividends to Preferred Shareholders from net investment income	(276,682)	(546,058)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(23,935,543)	48,085,735

Dividends to Common Shareholders From

Net investment income	(9,879,592)	(19,116,579)

Capital Share Transactions

Net increase in net assets derived from capital share transactions	487,377	355,807

Net Assets Applicable to Common Shareholders

Total increase (decrease) in net assets applicable to Common Shareholders	(33,327,758)	29,324,963
Beginning of period	303,667,292	274,342,329

End of period	$270,339,534	$303,667,292

Undistributed net investment income	$5,637,037	$5,775,447

BlackRock MuniYield California Quality Fund, Inc. (MCA)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2011 (Unaudited)	Year Ended July 31, 2010

Operations

Net investment income	$15,958,106	$29,953,463
Net realized gain	1,681,885	145,823
Net change in unrealized appreciation/depreciation	(56,326,205)	39,396,178
Dividends to Preferred Shareholders from net investment income	(498,787)	(982,980)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(39,185,001)	68,512,484

Dividends to Common Shareholders From

Net investment income	(14,655,052)	(26,148,873)

Net Assets Applicable to Common Shareholders

Total increase (decrease) in net assets applicable to Common Shareholders	(53,840,053)	42,363,611
Beginning of period	503,868,535	461,504,924

End of period	$450,028,482	$503,868,535

Undistributed net investment income	$7,935,920	$7,131,653

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	37

Statements of Changes in Net Assets	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2011 (Unaudited)	Year Ended July 31, 2010

Operations

Net investment income	$30,764,484	$60,126,026
Net realized loss	(18,394)	(16,592)
Net change in unrealized appreciation/depreciation	(102,766,824)	87,963,066
Dividends to Preferred Shareholders from net investment income	(1,191,444)	(2,350,328)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(73,212,178)	145,722,172

Dividends to Common Shareholders From

Net investment income	(29,090,792)	(51,624,188)

Capital Share Transactions

Net increase in net assets derived from capital share transactions	2,052,218	514,005

Net Assets Applicable to Common Shareholders

Total increase (decrease) in net assets applicable to Common Shareholders	(100,250,752)	94,611,989
Beginning of period	920,233,828	825,621,839

End of period	$819,983,076	$920,233,828

Undistributed net investment income	$16,375,411	$15,893,163

BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2011 (Unaudited)	Year Ended July 31, 2010

Operations

Net investment income	$5,345,186	$11,008,565
Net realized gain	458,505	953,727
Net change in unrealized appreciation/depreciation	(15,126,120)	9,751,120
Dividends to Preferred Shareholders from net investment income	(231,827)	(458,167)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(9,554,256)	21,255,245

Dividends to Common Shareholders From

Net investment income	(5,177,910)	(9,842,858)

Net Assets Applicable to Common Shareholders

Total increase (decrease) in net assets applicable to Common Shareholders	(14,732,166)	11,412,387
Beginning of period	166,772,875	155,360,488

End of period	$152,040,709	$166,772,875

Undistributed net investment income	$2,827,224	$2,891,775

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Statements of Changes in Net Assets	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2011 (Unaudited)	Year Ended July 31, 2010

Operations

Net investment income	$17,569,654	$35,629,645
Net realized gain (loss)	(1,508,209)	100,524
Net change in unrealized appreciation/depreciation	(52,984,731)	42,118,603
Dividends to Preferred Shareholders from net investment income	(714,945)	(1,419,084)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(37,638,231)	76,429,688

Dividends to Common Shareholders From

Net investment income	(16,767,207)	(27,710,788)

Capital Share Transactions

Net increase in net assets derived from capital share transactions	107,768	—

Net Assets Applicable to Common Shareholders

Total increase (decrease) in net assets applicable to Common Shareholders	(54,297,670)	48,718,900
Beginning of period	547,811,954	499,093,054

End of period	$493,514,284	$547,811,954

Undistributed net investment income	$9,729,754	$9,642,252

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	39

Statements of Cash Flows

Six Months Ended January 31, 2011 (Unaudited)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	BlackRock MuniYield California Quality Fund, Inc. (MCA)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Cash Provided by Operating Activities

Net decrease in net assets resulting from operations, excluding dividends to Preferred Shareholders	$(23,658,861)	$(38,686,214)	$(72,020,734)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
(Increase) decrease in interest receivable	(100,119)	(2,211,424)	327,057
Increase in other assets	(9,101)	(40,747)	(72,400)
Increase in income receivable — affiliated	—	(939)	(1,866)
Decrease in cash held as collateral for financial futures contracts	—	72,000	288,600
Decrease in investment advisory fees payable	(13,608)	(11,640)	(58,952)
Increase (decrease) in interest expense and fees payable	(2,001)	81,990	17,544
Decrease in other affiliates payable	(591)	(718)	(1,954)
Decrease in other accrued expenses payable	(80,421)	(103,524)	(163,081)
Decrease in margin variation payable	—	(30,188)	(132,970)
Increase in Officer’s and Directors’ fees payable	163	15,492	28,528
Net realized and unrealized gain on investments	33,676,725	54,619,304	102,668,782
Amortization of premium and discount on investments	534,670	1,367,660	(545,070)
Proceeds from sales of long-term investments	28,996,169	83,124,194	47,913,749
Purchases of long-term investments	(46,299,632)	(122,975,054)	(44,801,831)
Net proceeds from sales (purchases) of short-term securities	16,932,597	27,686,452	(5,192,507)

Cash provided by operating activities	9,975,990	2,906,644	28,252,895

Cash Used for Financing Activities

Cash receipts from trust certificates	—	12,065,000	—
Cash payments on trust certificates	(310,000)	—	(89,931)
Cash dividends paid to Common Shareholders	(9,389,600)	(14,466,066)	(26,960,648)
Cash dividends paid to Preferred Shareholders	(274,810)	(505,578)	(1,202,316)
Increase in custodian bank payable	(1,580)	—	—

Cash used for financing activities	(9,975,990)	(2,906,644)	(28,252,895)

Cash

Net change in cash	—	—	—
Cash at beginning of period	—	—	—

Cash at end of period	—	—	—

Cash Flow Information

Cash paid during the period for interest and fees	$240,139	$644,900	$722,269

Noncash Activities

Capital shares issued in reinvestment of dividends paid to Common Shareholders	$487,377	—	$2,052,218

A Statement of Cash Flows is presented when a Fund had a significant amount of borrowing during the period, based on the average borrowing outstanding in relation to average total assets.

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Financial Highlights	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

	Six Months Ended January 31, 2011 (Unaudited)			Period October 1, 2007 to July 31, 2008
		Year Ended July 31,			Year Ended September 30,

		2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$13.57	$12.27	$12.84	$13.72	$14.15	$14.23	$14.41

Net investment income[1]	0.45	0.92	0.90	0.78	0.97	0.93	0.97
Net realized and unrealized gain (loss)	(1.51)	1.26	(0.71)	(0.91)	(0.45)	0.03	(0.09)
Dividends to Preferred Shareholders from net investment income	(0.01)	(0.02)	(0.12)	(0.25)	(0.33)	(0.29)	(0.18)

Net increase (decrease) from investment operations	(1.07)	2.16	0.07	(0.38)	0.19	0.67	0.70

Dividends to Common Shareholders from net investment income	(0.44)	(0.86)	(0.64)	(0.50)	(0.62)	(0.75)	(0.88)

Net asset value, end of period	$12.06	$13.57	$12.27	$12.84	$13.72	$14.15	$14.23

Market price, end of period	$11.65	$14.26	$11.40	$11.30	$12.39	$12.96	$13.90

Total Investment Return[2]

Based on net asset value	(8.08)%[3]	18.04%	1.58%	(2.41)%[3]	1.73%	5.19%	5.35%

Based on market price	(15.50)%[3]	33.51%	7.24%	(4.89)%[3]	0.31%	(1.37)%	11.92%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[4]	1.27%[5]	1.28%	1.66%	1.55%[5]	1.61%	1.64%	1.38%

Total expenses after fees waived and paid indirectly[4]	1.20%[5]	1.15%	1.45%	1.45%[5]	1.54%	1.57%	1.32%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[4,6]	1.04%[5]	0.99%	1.04%	1.15%[5]	1.17%	1.16%	1.15%

Net investment income[4]	6.73%[5]	6.92%	7.61%	6.74%[5]	6.94%	6.70%	6.72%

Dividends to Preferred Shareholders	0.19%[5]	0.18%	1.03%	2.19%[5]	2.37%	2.10%	1.27%

Net investment income to Common Shareholders	6.54%[5]	6.74%	6.58%	4.55%[5]	4.57%	4.60%	5.45%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$270,340	$303,667	$274,342	$286,933	$306,769	$316,216	$318,044

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$131,000	$131,000	$131,000	$145,300	$204,500	$204,500	$204,500

Portfolio turnover	7%	20%	37%	43%	43%	35%	46%

Asset coverage, end of period per $1,000	$3,064 [7]	$3,3188 [7]	$3,094 [7]	$2,975 [7]	$2,500 [7]	$2,546 [7]	$2,555

[1]	Based on average Common Shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Do not reflect the effect of dividends to Preferred Shareholders.

[5]	Annualized.

[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[7]

Asset coverage per preferred share at $25,000 liquidation preference for the periods ended 2011, 2010, 2009, 2008, 2007 and 2006 were $76,593, $82,953, $77,357, $74,376, $62,514 and $63,667, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	41

Financial Highlights	BlackRock MuniYield California Quality Fund, Inc. (MCA)

	Six Months Ended January 31, 2011 (Unaudited)			Period November 1, 2007 to July 31, 2008
		Year Ended July 31,			Year Ended October 31,

		2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$14.66	$13.43	$13.86	$14.63	$15.09	$14.82	$15.23

Net investment income[1]	0.46	0.87	0.86	0.68	0.92	0.96	0.95
Net realized and unrealized gain (loss)	(1.58)	1.15	(0.51)	(0.75)	(0.42)	0.35	(0.33)
Dividends to Preferred Shareholders from net investment income	(0.01)	(0.03)	(0.12)	(0.20)	(0.28)	(0.24)	(0.13)

Net increase (decrease) from investment operations	(1.13)	1.99	0.23	(0.27)	0.22	1.07	0.49

Dividends to Common Shareholders from net investment income	(0.43)	(0.76)	(0.66)	(0.50)	(0.68)	(0.80)	(0.88)

Capital charges with respect to issuance of Preferred Shares	—	—	—	—	—	(0.00) [2]	(0.02)
Net asset value, end of period	$13.10	$14.66	$13.43	$13.86	$14.63	$15.09	$14.82

Market price, end of period	$12.34	$14.02	$12.08	$12.33	$13.16	$14.64	$14.16

Total Investment Return[3]

Based on net asset value	(7.78)%[4]	15.69%	3.03%	(1.54)%[4]	1.76%	7.57%	3.55%

Based on market price	(9.16)%[4]	23.00%	4.17%	(2.63)%[4]	(5.65)%	9.22%	9.75%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[5]	1.31%[6]	1.11%	1.40%	1.38%[6]	1.53%	1.60%	1.27%

Total expenses after fees waived and paid indirectly[5]	1.30%[6]	1.10%	1.38%	1.36%[6]	1.53%	1.59%	1.27%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[5,7]	1.01%[6]	0.95%	1.02%	1.04%[6]	1.03%	1.03%	0.96%

Net investment income[5]	6.42%[6]	6.10%	6.60%	6.15%[6]	6.22%	6.46%	6.29%

Dividends to Preferred Shareholders	0.20%[6]	0.20%	0.91%	1.78%[6]	1.87%	1.62%	0.84%

Net investment income to Common Shareholders	6.22%[6]	5.90%	5.69%	4.37%[6]	4.35%	4.84%	5.45%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$450,028	$503,869	$461,505	$476,235	$502,855	$518,667	$509,066

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$166,525	$166,525	$166,525	$192,300	$275,000	$275,000	$275,000

Portfolio turnover	10%	30%	25%	25%	25%	27%	39%

Asset coverage, end of period per $1,000	$92,564	$100,648	$94,289	$86,933	$70,733	$72,170	$71,280

[1]	Based on average Common Shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Do not reflect the effect of dividends to Preferred Shareholders.

[6]	Annualized.

[7]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Financial Highlights	BlackRock MuniYield Quality Fund III, Inc. (MYI)

	Six Months Ended January 31, 2011 (Unaudited)	Year Ended July 31,		Period November 1, 2007 to July 31, 2008

					Year Ended October 31,

		2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$13.67	$12.27	$12.86	$14.57	$15.30	$15.27	$15.59

Net investment income[1]	0.46	0.89	0.87	0.70	1.04	0.98	1.04
Net realized and unrealized gain (loss)	(1.53)	1.31	(0.66)	(1.69)	(0.79)	0.46	(0.22)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.02)	(0.03)	(0.12)	(0.22)	(0.31)	(0.25)	(0.16)
Net realized gain	—	—	—	—	—	(0.04)	(0.02)

Net increase (decrease) from investment operations	(1.09)	2.17	0.09	(1.21)	(0.06)	1.15	0.64

Dividends and distributions to Common Shareholders from:
Net investment income	(0.43)	(0.77)	(0.68)	(0.50)	(0.67)	(0.78)	(0.95)
Net realized gain	—	—	—	—	—	(0.34)	(0.01)

Total dividends and distributions to Common Shareholders	(0.43)	(0.77)	(0.68)	(0.50)	(0.67)	(1.12)	(0.96)

Capital charges with respect to issuance of Preferred Shares	—	—	—	—	—	—	(0.00)[2]

Net asset value, end of period	$12.15	$13.67	$12.27	$12.86	$14.57	$15.30	$15.27

Market price, end of period	$12.17	$14.17	$12.12	$12.22	$13.04	$14.36	$14.70

Total Investment Return[3]

Based on net asset value	(8.17)%[4]	18.19%	1.70%	(8.22)%[4]	(0.06)%	8.09%	4.54%

Based on market price	(11.26)%[4]	24.03%	5.72%	(2.55)%[4]	(4.70)%	5.38%	7.69%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[5]	1.13%[6]	1.11%	1.46%	1.64%[6]	1.71%	1.67%	1.60%

Total expenses after fees waived and paid indirectly[5]	1.13%[6]	1.11%	1.45%	1.63%[6]	1.71%	1.67%	1.60%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[5,7]	0.96%[6]	0.97%	1.06%	1.06%[6]	1.03%	1.02%	1.01%

Net investment income[5]	6.80%[6]	6.73%	7.52%	6.51%[6]	6.94%	6.52%	6.62%

Dividends to Preferred Shareholders	0.26%[6]	0.26%	1.04%	2.03%[6]	2.06%	1.67%	1.05%

Net investment income to Common Shareholders	6.54%[6]	6.47%	6.48%	4.48%[6]	4.88%	4.85%	5.57%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$819,838	$920,234	$825,622	$865,447	$980,741	$1,030,048	$1,028,022

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$356,450	$356,450	$358,625	$377,175	$570,000	$570,000	$570,000

Portfolio turnover	3%	13%	30%	70%	117%	95%	105%

Asset coverage, end of period per $1,000	$5,193 [8]	$3,581 [8]	$3,302 [8]	$3,295 [8]	$2,721 [8]	$2,807 [8]	$2,804

[1]	Based on average Common Shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Do not reflect the effect of dividends to Preferred Shareholders.

[6]	Annualized.

[7]	Interest expense and fees relate to TOB. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[8]

Asset coverage per Preferred Share at $25,000 liquidation preference for the periods ended 2011, 2010, 2009, 2008, 2007 and 2006 were $82,513, $89,545, $82,559, $82,381, $68,039 and $70,198, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	43

Financial Highlights	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)

	Six Months Ended January 31, 2011 (Unaudited)	Year Ended July 31,		Period November 1, 2007 to July 31, 2008

					Year Ended October 31,

		2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$13.82	$12.87	$13.24	$14.13	$14.60	$14.54	$15.21

Net investment income[1]	0.44	0.91	0.93	0.70	0.97	0.97	0.99
Net realized and unrealized gain (loss)	(1.21)	0.90	(0.49)	(0.88)	(0.47)	0.13	(0.58)
Dividends to Preferred Shareholders from net investment income	(0.02)	(0.04)	(0.14)	(0.21)	(0.29)	(0.26)	(0.15)

Net increase (decrease) from investment operations	(0.79)	1.77	0.30	(0.39)	0.21	0.84	0.26

Dividends to Common Shareholders from net investment income	(0.43)	(0.82)	(0.67)	(0.50)	(0.68)	(0.78)	(0.91)

Capital charges with respect to issuance of Preferred Shares	—	—	—	—	—	0.00 [2]	(0.02)

Net asset value, end of period	$12.60	$13.82	$12.87	$13.24	$14.13	$14.60	$14.54

Market price, end of period	$11.80	$13.67	$11.58	$11.63	$12.61	$13.97	$14.41

Total Investment Return[3]

Based on net asset value	(5.74)%[4]	14.62%	3.81%	(2.48)%[4]	1.78%	6.09%	1.73%

Based on market price	(10.75)%[4]	26.01%	6.34%	(4.01)%[4]	(5.07)%	2.42%	5.47%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[5]	1.08%[6]	1.08%	1.28%	1.48%[6]	1.69%	1.65%	1.47%

Total expenses after fees waived[5]	1.07%[6]	1.07%	1.26%	1.45%[6]	1.68%	1.64%	1.46%

Total expenses after fees waived and excluding interest expense and fees[5,7]	1.03%[6]	1.03%	1.12%	1.14%[6]	1.14%	1.13%	1.07%

Net investment income[5]	6.50%[6]	6.74%	7.43%	6.61%[6]	6.77%	6.72%	6.57%

Dividends to Preferred Shareholders	0.28%[6]	0.28%	1.15%	1.98%[6]	2.05%	1.78%	0.97%

Net investment income to Common Shareholders	6.22%[6]	6.46%	6.28%	4.63%[6]	4.72%	4.94%	5.60%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$152,041	$166,773	$155,360	$159,759	$170,559	$176,216	$175,264

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$87,350	$87,350	$87,350	$87,350	$99,000	$99,000	$99,000

Portfolio turnover	9%	18%	9%	20%	10%	14%	19%

Asset coverage, per Preferred Share at $25,000 liquidation preference, end of period	$68,517	$72,733	$69,467	$70,730	$68,076	$69,507	$69,269

[1]	Based on average Common Shares outstanding.

[2]	Amount is less than $0.01 per share.

[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Do not reflect the effect of dividends to Preferred Shareholders.

[6]	Annualized.

[7]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Financial Highlights	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

	Six Months Ended January 31, 2011 (Unaudited)	Year Ended July 31,		Period November 1, 2007 to July 31, 2008

					Year Ended October 31,

		2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$13.89	$12.65	$13.16	$13.94	$14.40	$14.26	$14.81

Net investment income[1]	0.45	0.90	0.87	0.66	0.84	0.92	0.94
Net realized and unrealized gain (loss)	(1.38)	1.08	(0.61)	(0.77)	(0.38)	0.23	(0.50)
Dividends to Preferred Shareholders from net investment income	(0.02)	(0.04)	(0.13)	(0.19)	(0.27)	(0.24)	(0.13)

Net increase (decrease) from investment operations	(0.95)	1.94	0.13	(0.30)	0.19	0.91	0.31

Dividends to Common Shareholders from net investment income	(0.43)	(0.70)	(0.64)	(0.48)	(0.65)	(0.77)	(0.84)

Capital charges with respect to issuance of Preferred Shares	—	—	—	—	—	(0.00)[2]	(0.02)

Net asset value, end of period	$12.51	$13.89	$12.65	$13.16	$13.94	$14.40	$14.26

Market price, end of period	$11.96	$13.57	$11.36	$11.80	$12.80	$14.10	$13.17

Total Investment Return[3]

Based on net asset value	(6.99)%[4]	16.15%	2.29%	(1.86)%[4]	1.66%	6.71%	2.53%

Based on market price	(8.99)%[4]	26.36%	2.44%	(4.16)%[4]	(4.67)%	13.13%	6.24%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[5]	1.10%[6]	1.11%	1.34%	1.48%[6]	1.64%	1.56%	1.31%

Total expenses after fees waived[5]	1.09%[6]	1.10%	1.32%	1.46%[6]	1.63%	1.56%	1.31%

Total expenses after fees waived and excluding interest expense and fees[5,7]	0.98%[6]	1.00%	1.06%	1.04%[6]	1.04%	1.03%	0.96%

Net investment income[5]	6.50%[6]	6.69%	7.11%	6.36%[6]	5.96%	6.50%	6.37%

Dividends to Preferred Shareholders	0.26%[6]	0.27%	1.09%	1.82%[6]	1.88%	1.68%	0.87%

Net investment income to Common Shareholders	6.24%[6]	6.42%	6.02%	4.54%[6]	4.08%	4.82%	5.50%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$493,514	$547,812	$499,093	$518,912	$549,910	$567,954	$562,474

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$247,700	$247,700	$247,700	$259,475	$304,000	$304,000	$304,000

Portfolio turnover	8%	7%	22%	17%	25%	43%	35%

Asset coverage, per Preferred Share at $25,000 liquidation preference, end of period	$74,813	$80,293	$75,376	$75,011	$70,242	$71,725	$71,259

[1]	Based on average Common Shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends.

[4]	Aggregate total investment return.

[5]	Do not reflect the effect of dividends to Preferred Shareholders.

[6]	Annualized.

[7]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	45

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock MuniHoldings Quality Fund II, Inc. (“MUE”), formerly BlackRock MuniHoldings Insured Fund II, Inc., BlackRock MuniYield California Quality Fund, Inc. (“MCA”), formerly BlackRock MuniYield California Insured Fund, Inc., BlackRock MuniYield Quality Fund III, Inc. (“MYI”), formerly BlackRock MuniYield Insured Fund, Inc., BlackRock MuniYield Michigan Quality Fund II, Inc. (“MYM”), formerly BlackRock MuniYield Michigan Insured Fund II, Inc. and BlackRock MuniYield New York Quality Fund, Inc. (“MYN”), formerly BlackRock MuniYield New York Insured Fund, Inc. (collectively the “Funds” or individually as a “Fund”), are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as non-diversified, closed-end management investment companies. The Funds are organized as Maryland corporations. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Funds determine and make available for publication the net asset value of their Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds fair value their financial instruments at market value using independent dealers or pricing services under policies approved by each Fund’s Board of Directors (the “Board”). Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value. Investments in open-end registered investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Forward Commitments and When-Issued Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown on the Schedules of Investments, if any.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Funds leverage their assets through the use of TOBs. A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which a Fund has contributed bonds. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a Fund include the right of a Fund (1) to cause the holders of a proportional share of the short-term floating rate certificates to tender their certificates at par, including during instances of a rise in short-term interest rates, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to a Fund. The TOB may also be terminated without the consent of a Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors. During the six months ended January 31, 2011, no TOBs that the Funds participated in were terminated without the consent of the Funds.

46	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Notes to Financial Statements (continued)

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to a Fund, which typically invests the cash in additional municipal bonds. Each Fund’s transfer of the municipal bonds to a TOB is accounted for as a secured borrowing, therefore the municipal bonds deposited into a TOB are presented in the Funds’ Schedules of Investments and the proceeds from the issuance of the short-term floating rate certificates are shown as trust certificates in the Statements of Assets and Liabilities.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are shown as interest expense and fees in the Statements of Operations. The short-term floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At January 31, 2011, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for trust certificates and the range of interest rates on the liability for trust certificates were as follows:

	Underlying Municipal Bonds Transferred to TOBs	Liability for Trust Certificates	Range of Interest Rates

MUE	$114,714,316	$62,382,934	0.29% – 0.44%
MCA	$339,580,206	$183,202,421	0.29% – 0.44%
MYI	$358,305,999	$195,573,344	0.27% – 0.44%
MYM	$16,511,712	$9,030,000	0.27% – 0.46%
MYN	$145,324,592	$78,614,804	0.29% – 0.39%

For the six months ended ended January 31, 2011, the Funds’ average trust certificates outstanding and the daily weighted average interest rates, including fees, were as follows:

	Average Trust Certificates Outstanding	Daily Weighted Average Interest Rate

MUE	$62,443,918	0.76%
MCA	$182,279,416	0.80%
MYI	$195,648,740	0.75%
MYM	$9,030,000	0.70%
MYN	$78,614,804	0.77%

Should short-term interest rates rise, the Funds’ investments in TOBs may adversely affect the Funds’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market values of municipal bonds deposited into the TOB may adversely affect the Funds’ net asset values per share.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Funds either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Funds will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on their books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Dividends and distributions to Preferred Shareholders are accrued and determined as described in Note 7.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four periods ended July 31, 2010, 2009, 2008 and October 31, 2007 (September 30, 2007 for MUE). The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Fund’s Board, non-interested Directors (“Independent Directors”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Directors. This has approximately the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	47

Notes to Financial Statements (continued)

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund. Each Fund may, however, elect to invest in common shares of certain other BlackRock Closed-End Funds selected by the Independent Directors in order to match its deferred compensation obligations. Investments to cover each Fund’s deferred compensation liability, if any, are included in other assets in the Statements of Assets and Liabilities. Dividends and distributions from the BlackRock Closed-End Fund investments under the plan are included in income — affiliated in the Statements of Operations.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and to economically hedge, or protect, their exposure to certain risks such as interest rate risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Funds purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Funds and the counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on settlement date. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

The Effect of Derivative Instruments in the Statement of Operations Six Months Ended January 31, 2011

	Net Realized Loss From

	MCA	MYI	MYN

Interest rate contracts:
Financial futures contracts	$(117,641)	$(521,071)	$(213,576)

	Net Change in Unrealized Appreciation/Depreciation on

	MCA	MYI	MYN

Interest rate contracts:
Financial futures contracts	$89,999	$399,313	$141,179

For the six months ended January 31, 2011, the average quarterly bal-ances of outstanding derivative financial instruments were as follows:

	MCA	MYI	MYN

Financial futures contracts:
Average number of contracts sold	21	93	55
Average notional value of contracts sold	$2,613,804	$11,513,184	$6,845,677

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but BAC and Barclays are not.

Each Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee at the following annual rates of each Fund’s average daily net assets as follows:

MUE	0.55%
MCA	0.50%
MYI	0.50%
MYM	0.50%
MYN	0.50%

Average daily net assets are the average daily value of each Fund’s total assets minus the sum of its accrued liabilities.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds, however

48	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Notes to Financial Statements (continued)

the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through each Fund’s investment in other affiliated investment companies, if any. These amounts are included in fees waived by advisor in the Statements of Operations. For the six months ended ended January 31, 2011, the amounts waived were as follows:

MUE	$7,257
MCA	$17,503
MYI	$3,297
MYM	$8,695
MYN	$15,881

The Manager, for MUE, voluntarily agreed to waive its investment advisory fee on the proceeds of the Preferred Shares and TOBs that exceed 35% of net assets applicable to Common Shareholders. This amount is included in fees waived by advisor in the Statements of Operations. For the six months ended January 31, 2011 the waiver was $88,088.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

For the period August 1, 2010 through December 31, 2010, the Funds reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

MUE	$1,901
MCA	$3,167
MYI	$12,542
MYM	$1,052
MYN	$3,545

Effective January 1, 2011, the Funds no longer reimburse the Manager for accounting services.

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Funds’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended ended January 31, 2011, were as follows:

	Purchases	Sales

MUE	$50,995,790	$32,418,495
MCA	$128,961,924	$83,124,194
MYI	$46,914,736	$45,340,245
MYM	$22,650,567	$26,415,904
MYN	$73,299,523	$69,705,630

5. Capital Loss Carryforwards:

As of July 31, 2010, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires July 31,	MUE	MCA	MYI	MYM	MYN

2011	—	$4,417,434	—	—	—
2012	$306,103	2,675,948	—	$1,288,851	$16,583,200
2014	—	—	$1,489,118	—	3,107,506
2015	—	1,362,395	5,979,955	—	—
2016	—	—	25,066,903	823,067	2,330,288
2017	8,936,425	2,753,866	21,251,301	253,932	2,295,738
2018	6,013,130	5,944,218	26,460,028	—	3,370,191

Total	$15,255,658	$17,153,861	$80,247,305	$2,365,850	$27,686,923

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after July 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	49

Notes to Financial Statements (continued)

6. Concentration, Market and Credit Risk:

MCA, MYM and MYN invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

As of January 31, 2011, MUE invested a significant portion of its assets in the County/City/Special District/School District, Transportation and Utilities sectors. MCA invested a significant portion of its assets in securities in the County/City/Special District/School District and Utilities sectors. MYI and MYN invested a significant portion of their assets in the Transportation and County/City/Special District/School District sectors. MYM invested a significant portion of its assets in the County/City/Special District/ School District sector. Changes in economic conditions affecting the County/City/Special District/School District, Transportation and Utilities sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

7. Capital Share Transactions:

Each Fund is authorized to issue 200 million shares, including Preferred Shares, par value $0.10 for MUE, MCA, MYI and MYM and par value $0.05 for MYM and MYN, all of which were initially classified as Common Shares. The par value for each Fund’s Common Shares is $0.10. Each Fund’s Board is authorized, however, to reclassify any unissued shares of Common Shares without approval of Common Shareholders.

Common Shares

For the six months ended January 31, 2011 and the year ended July 31, 2010, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Six Months Ended January 31, 2011	Year Ended July 31, 2010

MUE	35,579	26,556
MYI	147,014	37,906
MYN	7,531	—

Shares issued and outstanding remained constant for MCA and MYM for the six months ended January 31, 2011 and the year ended July 31, 2010.

Preferred Shares

The Preferred Shares are redeemable at the option of each Fund, in whole or in part, on any dividend payment date at their liquidation preference per share plus any accumulated and unpaid dividends whether or not declared. The Preferred Shares are also subject to mandatory redemption at their liquidation preference plus any accumulated and unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Fund, as set forth in each Fund’s Articles of Supplementary (the “Governing Instrument”) are not satisfied.

From time to time in the future, each Fund may effect repurchases of its Preferred Shares at prices below their liquidation preference as agreed upon by the Fund and seller. Each Fund also may redeem its Preferred Shares from time to time as provided in the applicable Governing Instrument. Each Fund intends to effect such redemptions and/or repurchases to the extent necessary to maintain applicable asset coverage requirements or for such other reasons as the Board may determine.

50	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Notes to Financial Statements (continued)

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class. However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Directors for each Fund. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

The Funds had the following series of Preferred Shares outstanding, effective yields and reset frequency as of January 31, 2011:

	Series	Preferred Shares		Effective Yield	Reset Frequency Days

MUE	A	1,345	[1]	0.44%	7
	B	1,345	[1]	0.44%	7
	C	2,550	[1]	0.44%	7

MCA	A	1,090	[1]	0.37%	28
	B	1,090	[1]	0.44%	7
	C	969	[1]	0.44%	7
	D	1,211	[1]	0.41%	28
	E	1,211	[1]	0.44%	7
	F	1,090	[2]	1.50%	7

MYI	A	1,376	[1]	0.38%	28
	B	1,376	[1]	0.37%	28
	C	1,376	[1]	0.41%	28
	D	1,376	[1]	0.44%	28
	E	2,502	[1]	0.44%	7
	F	1,501	[1]	0.37%	28
	G	1,501	[1]	0.41%	7
	H	1,625	[2]	1.50%	7
	I	1,625	[2]	1.50%	7

MYM	A	1,941	[1]	0.41%	7
	B	1,200	[1]	0.44%	7
	C	353	[2]	1.50%	7

MYN	A	1,385	[1]	0.50%	28
	B	1,385	[1]	0.41%	7
	C	2,282	[1]	0.44%	7
	D	1,597	[1]	0.44%	7
	E	1,793	[1]	0.44%	28
	F	1,466	[2]	1.50%	7

[1]

The maximum applicable rate on this series of Preferred Shares is the higher of 110% of the AA commercial paper rate or 110% of 90% of the Kenny S&P 30-day High Grade Index rate divided by 1.00 minus the marginal tax rate.

[2]

The maximum applicable rate on this series of Preferred Shares is the higher of 110% plus or times (i) the Telerate/BAA LIBOR or (ii) 90% of Kenny S&P 30-day High Grade Index rate divided by 1.00 minus the marginal tax rate.

Dividends on seven-day and 28-day Preferred Shares are cumulative at a rate which is reset every seven or 28 days, respectively, based on the results of an auction. If the Preferred Shares fail to clear the auction on an auction date, each Fund is required to pay the maximum applicable rate on the Preferred Shares to holders of such shares for successive dividend periods until such time as the shares are successfully auctioned. The maximum applicable rate on all series of Preferred Shares is footnoted as applicable on the above chart. The low, high and average dividend rates on the Preferred Shares for each Fund for the six months ended ended January 31, 2011 were as follows:

	Series	Low	High	Average

MUE	A	0.37%	0.50%	0.42%
	B	0.37%	0.50%	0.42%
	C	0.37%	0.50%	0.42%

MCA	A	0.37%	0.46%	0.43%
	B	0.37%	0.50%	0.42%
	C	0.37%	0.50%	0.42%
	D	0.37%	0.50%	0.43%
	E	0.37%	0.50%	0.42%
	F	1.43%	1.56%	1.49%

MYI	A	0.38%	0.46%	0.42%
	B	0.37%	0.46%	0.43%
	C	0.38%	0.50%	0.42%
	D	0.38%	0.50%	0.41%
	E	0.37%	0.50%	0.42%
	F	0.35%	0.47%	0.43%
	G	0.37%	0.50%	0.42%
	H	1.43%	1.56%	1.48%
	I	1.43%	1.56%	1.48%

MYM	A	0.37%	0.50%	0.43%
	B	0.37%	0.50%	0.43%
	C	1.43%	1.56%	1.49%

MYN	A	0.38%	0.50%	0.42%
	B	0.37%	0.50%	0.42%
	C	0.37%	0.50%	0.42%
	D	0.37%	0.50%	0.42%
	E	0.38%	0.50%	0.41%
	F	1.43%	1.56%	1.48%

Since February 13, 2008, the Preferred Shares of the Funds failed to clear any of their auctions. As a result, the Preferred Shares dividend rates were reset to the maximum applicable rate, which ranged from 0.35% to 1.56% for the six months ended ended January 31, 2011. A failed auction is not an event of default for the Funds but it has a negative impact on the liquidity of Preferred Shares. A failed auction occurs when there are more sellers of a Fund’s auction rate Preferred Shares than buyers. A successful auction for the Funds’ Preferred Shares may not occur for some time, if ever, and even if liquidity does resume, Preferred Shareholders may not have the ability to sell the Preferred Shares at their liquidation preference.

The Funds may not declare dividends or make other distributions on Common Shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares is less than 200%.

The Funds pay commissions of 0.25% on the aggregate principal amount of all shares that successfully clear their auctions and 0.15% on the

SEMI-ANNUAL REPORT	JANUARY 31, 2011	51

Notes to Financial Statements (concluded)

aggregate principal amount of all shares that fail to clear their auctions. Certain broker dealers have individually agreed to reduce commissions for failed auctions.

Preferred Shares issued and outstanding remained constant for the six months ended ended January 31, 2011 for MUE, MCA, MYI, MYM, and MYN.

Preferred Shares issued and outstanding remained constant for the year ended July 31, 2010 for MUE, MCA, MYM and MYN. Preferred Shares issued and outstanding decreased by 87 shares for MYI for the year ended July 31, 2010.

During the period, MYI, MYM and MYN entered into a Fee Agreement (the “Agreement”) with a financial institution in relation to the potential refinancing of Preferred Shares. Pursuant to the terms of the Agreement, effective February 1, 2011 MYI, MYM and MYN will pay a liquidity fee, through the earlier of the date of the potential refinancing or July 1, 2011, at an annual rate of 0.50% of the potential refinancing amounts.

8. Restatement Information:

During the year ended September 30, 2006 for MUE and October 31, 2006 for MYI, the Funds determined that the criteria for sale accounting in ASC 860 (formerly FAS 140) had not been met for certain transfers of municipal bonds related to investments in TOB Residuals, and that these transfers should have been accounted for as secured borrowings rather than as sales. As a result, certain financial highlights for the period ended September 30, 2005 with respect to MUE, and for the period ended October 31, 2005 with respect to MYI, have been restated to give effect to recording the transfers of the municipal bonds as secured borrowings, including recording interest on the bonds as interest income and interest on the secured borrowings as interest expense.

Financial Highlights for MUE For the Year Ended September 30, 2005

	2005

	Previously Reported	Restated

Total expenses, net of waiver[1]	1.15%	1.32%
Total expenses[1]	1.21%	1.38%
Portfolio turnover	58.19%	46%

Financial Highlights for MYI For the Year Ended October 31, 2005 and 2004

	2005

	Previously Reported	Restated

Total expenses, net of waiver[1]	1.01%	1.60%
Total expenses[1]	1.01%	1.60%
Portfolio turnover	123.85%	105%

[1]	Do not reflect the effect of dividends to Preferred Shareholders.

9. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

The Funds paid a net investment income dividend in the following amounts per share on March 1, 2011 to Common Shareholders of record on February 15, 2011:

Common Dividend Per Share

MUE	$0.0735
MCA	$0.0735
MYI	$0.0720
MYM	$0.0715
MYN	$0.0710

The dividends declared on Preferred Shares for the period February 1, 2011 to February 28, 2011 were as follows:

	Series	Dividends Declared

MUE	A	$10,631
	B	$10,658
	C	$20,309

MCA	A	$8,156
	B	$8,707
	C	$7,717
	D	$9,680
	E	$9,572
	F	$30,851

MYI	A	$10,426
	B	$10,465
	C	$11,013
	D	$11,522
	E	$19,825
	F	$11,185
	G	$12,056
	H	$45,963
	I	$46,103

MYM	A	$15,590
	B	$9,557
	C	$9,991

MYN	A	$11,745
	B	$11,124
	C	$18,230
	D	$12,719
	E	$15,014
	F	$41,466

52	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Officers and Directors

Richard E. Cavanagh, Chairman of the Board and Director
Karen P. Robards, Vice Chair of the Board,
Chair of the Audit Committee and Director
Richard S. Davis, Director
Frank J. Fabozzi, Director and Member of the Audit Committee
Kathleen F. Feldstein, Director
James T. Flynn, Director and Member of the Audit Committee
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director and Member of the Audit Committee
Anne Ackerley, Fund President and Chief Executive Officer
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer of the Funds
Ira Shapiro, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodians
State Street Bank and Trust Company[1]
Boston, MA 02101

The Bank of New York Mellon[2]
New York, NY 10286

Transfer Agents
Common Shares
Computershare Trust Company, N.A.[1]
Providence, RI 02940

BNY Mellon Shareowner Services[2]
Jersey City, NJ 07310

Auction Agent
Preferred Shares
BNY Mellon Shareowner Services
Jersey City, NJ 07310

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

[1]	For MUE, MCA and MYI.

[2]	For MYM and MYN.

Effective February 11, 2011, John M. Perlowski became President and Chief Executive Officer of the Funds.

Effective November 10, 2010, Ira Shapiro became Secretary of the Funds.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	53

Additional Information

Proxy Results

The Annual Meeting of Shareholders was held on September 2, 2010 for shareholders of record on July 6, 2010, to elect director nominees for each Fund. Due to a lack of quorum of Preferred Shares, action on the proposal regarding the preferred shares nominees’ election for MUE, MYM and MYN was subsequently adjourned to October 5, 2010. There were no broker non-votes with regard to any of the Funds.

	Richard E. Cavanagh			Richard S. Davis			Frank J. Fabozzi

	Votes For	Votes Withheld	Abstain	Votes For	Votes Withheld	Abstain	Votes For	Votes Withheld	Abstain

MUE	17,876,661	631,091	0	17,872,752	635,000	0	1,462	9	710
MCA	27,268,079	1,821,271	0	27,268,079	1,821,271	0	3,974	101	0
MYI	59,381,855	2,672,685	0	59,247,026	2,807,514	0	4,306	786	0
MYM	10,800,657	253,086	0	10,806,691	247,052	0	961	15	288
MYN	32,073,635	2,297,091	0	32,074,007	2,296,719	0	2,532	301	509

	Kathleen F. Feldstein			James T. Flynn			Henry Gabbay

	Votes For	Votes Withheld	Abstain	Votes For	Votes Withheld	Abstain	Votes For	Votes Withheld	Abstain

MUE	17,844,101	663,651	0	17,861,412	646,340	0	17,867,995	639,757	0
MCA	27,045,998	2,043,352	0	27,265,643	1,823,707	0	27,349,165	1,740,185	0
MYI	59,103,351	2,951,189	0	59,204,556	2,849,984	0	59,374,064	2,680,476	0
MYM	10,736,572	317,171	0	10,724,167	329,576	0	10,747,864	305,879	0
MYN	31,714,380	2,656,346	0	32,002,653	2,368,073	0	32,105,635	2,265,091	0

	Jerrold B. Harris			R. Glenn Hubbard			W. Carl Kester

	Votes For	Votes Withheld	Abstain	Votes For	Votes Withheld	Abstain	Votes For	Votes Withheld	Abstain

MUE	17,863,852	643,900	0	17,855,484	652,268	0	1,462	9	710
MCA	27,280,584	1,808,766	0	27,342,659	1,746,691	0	3,974	101	0
MYI	59,207,436	2,847,104	0	59,150,617	2,903,923	0	4,306	786	0
MYM	10,737,301	316,442	0	10,798,370	255,373	0	961	15	288
MYN	31,776,792	2,593,934	0	31,707,681	2,663,045	0	2,532	301	509

	Karen P. Robards

	Votes For	Votes Withheld	Abstain

MUE	17,855,861	651,891	0
MCA	27,199,531	1,889,819	0
MYI	59,088,296	2,966,244	0
MYM	10,806,656	247,087	0
MYN	32,093,758	2,276,968	0

54	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Additional Information (continued)

Dividend Policy

The Funds’ dividend policy is to distribute all or a portion of their net investment income to their shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Funds may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	55

Additional Information (continued)

General Information

On June 10, 2010, the Manager announced that MUE, MCA, and MYI received demand letters from a law firm on behalf of MUE’s, MCA’s, and MYI’s common shareholders. The demand letter alleges that the Manager and MUE’s, MCA’s, and MYI’s officers and Board of Directors (the “Board”) breached their fiduciary duties by redeeming at par certain of MUE’s, MCA’s, and MYI’s Preferred Shares, and demanded that the Board take action to remedy those alleged breaches. In response to the demand letter, the Board established a Demand Review Committee (the “Committee”) of the Independent Directors to investigate the claims made in the demand letter with the assistance of independent counsel. Based upon its investigation, the Committee recommended that the Board reject the demand specified in the demand letter. After reviewing the findings of the Committee, the Board unanimously adopted the Committee’s recommendation and unanimously voted to reject the demand.

On August 11, 2010, the Manager announced that a shareholder derivative complaint was filed on August 3, 2010 in the Supreme Court of the State of New York, New York County with respect to MCA and MYI, which had previously received a demand letter from a law firm on behalf of each fund’s common shareholders. The complaint was filed against the Manager, BlackRock, Inc., MCA, MYI and certain of the directors, officers and portfolio managers (collectively, the “BlackRock Parties”) in connection with the redemption of auction-market preferred shares, auction rate preferred securities, auction preferred shares and auction rate securities (collectively, “AMPS”). The complaint alleges, among other things, that the BlackRock Parties breached their fiduciary duties to the common shareholders of MCA and MYI (the “Shareholders”) by redeeming AMPS at their liquidation preference and alleges that such redemptions caused losses to the Shareholders. The plaintiffs are seeking monetary damages for the alleged losses suffered and to enjoin MCA and MYI from future redemptions of AMPS at their liquidation preference. The BlackRock Parties believe that the claims asserted in the complaint are without merit and intend to vigorously defend themselves in the litigation.

Electronic Delivery

Electronic copies of most financial reports are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Portfolio Schedule of Investments

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Fund Updates

BlackRock will update performance and certain other data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com. Investors and others are advised to periodically check the website for updated performance information and the release of other material information about the Funds.

56	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Additional Information (continued)

Board Approvals

On September 1, 2010, the Board of each Fund approved changes to certain investment policies of the Funds.

Historically, under normal market conditions, each Fund has been required to invest at least 80% of its assets in municipal bonds either (i) insured under an insurance policy purchased by the Fund or (ii) insured under an insurance policy obtained by the issuer of the municipal bond or any other party. In September 2008, the Funds adopted an amended investment policy of purchasing only municipal bonds insured by insurance providers with claims-paying abilities rated investment grade at the time of investment (the “Insurance Investment Policy”).

Following the onset of the credit and liquidity crises, the claims-paying ability rating of most of the municipal bond insurance providers was lowered by the rating agencies. These downgrades called into question the long-term viability of the municipal bond insurance market, which had the potential to severely limit the ability of the Manager to manage the Funds under the Insurance Investment Policy.

As a result, on September 1, 2010, the Manager recommended, and the Boards approved, the removal of the Insurance Investment Policy. As a result of this investment policy change, the Funds are not required to dispose of assets currently held within the Funds. The Funds will maintain, and have no current intention to amend, their investment policy of, under normal market conditions, generally investing in municipal obligations rated investment grade at the time of investment.

As each Fund increases the amount of its assets that are invested in municipal obligations that are not insured, the Fund’s shareholders will be exposed to the risk of the failure of such securities’ issuers to pay interest and repay principal and will not have the benefit of protection provided under municipal bond insurance policies. As a result, shareholders will be more dependent on the analytical ability of the Manager to evaluate the credit quality of issuers of municipal obligations in which the Fund invests. The Boards believe that the amended investment policy is in the best interests of each Fund and its shareholders because it believes that the potential benefits from increased flexibility outweigh the potential increase in risk from the lack of insurance policies provided by weakened insurance providers. Of course, the new investment policy cannot assure that each Fund will achieve its investment objective.

As disclosed in each Fund’s prospectus, each Fund is required to provide shareholders 60 days notice of a change to the Insurance Investment Policy. Accordingly, a notice describing the changes discussed above was mailed to shareholders of record as of September 1, 2010. The new investment policy took effect on November 9, 2010. The Manager has been gradually repositioning each Fund’s portfolios over time, and during such period, each Fund may continue to hold a substantial portion of its assets in insured municipal bonds. At this time, the repositioning of each Fund’s portfolio is still taking place, and the Funds will continue to be subject to risks associated with investing a substantial portion of their assets in insured municipal bonds until the repositioning is complete. No action is required by shareholders of the Funds in connection with this change.

In connection with this change in non-fundamental policy, each of the Funds underwent a name change to reflect its new portfolio characteristics. Each Fund continues to trade on the New York Stock Exchange under its current ticker symbol.

The approved changes did not alter any Fund’s investment objective.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	57

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

58	SEMI-ANNUAL REPORT	JANUARY 31, 2011

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares and the risk that fluctuations in the short-term dividend rates of the Preferred Shares, currently set at the maximum reset rate as a result of failed auctions, may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

#MHMYINS5-1/11

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies –
(a) Not Applicable to this semi-annual report
(b) As of the date of this filing, there have been no changes to any of the portfolio managers identified in the most recent annual report on Form N-CSR

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date: April 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date: April 4, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date: April 4, 2011